UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2019

Date of reporting period:	8/31/2018

Item 1 – Reports to Stockholders

PGIM GOVERNMENT INCOME FUND

(Formerly known as Prudential Government Income Fund)

SEMIANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have

PGIM Government Income Fund	3

transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the

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Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Government Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

October 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Government Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/18 (without sales charges)	Average Annual Total Returns as of 8/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.11	–6.14	0.69	2.73	—
Class B	0.60	–7.43	0.64	2.41	—
Class C	0.67	–3.50	0.84	2.47	—
Class R	0.92	–2.04	1.35	2.93	—
Class Z	1.26	–1.45	1.88	3.46	—
Class R6**	1.33	–1.31	N/A	N/A	–0.62 (8/9/16)
Bloomberg Barclays US Government Bond Index
	1.37	–1.50	1.67	2.80	—
Bloomberg Barclays US Aggregate ex-Credit Index
	1.38	–1.08	2.00	3.15	—
Lipper General US Government Funds Average
	0.97	–2.00	1.54	2.65	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6**
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00% up to $3 billion, 0.80% next $1 billion, and 0.50% over $4 billion	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays US Government Bond Index—The Bloomberg Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –1.37%.

Bloomberg Barclays US Aggregate ex-Credit Index—The Bloomberg Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –0.70%.

PGIM Government Income Fund	9

Your Fund’s Performance (continued)

Lipper General US Government Funds Average—The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is –1.63%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/18 (%)
AAA	98.8
AA	0.8
A	0.1
Not Rated	0.6
Cash/Cash Equivalents	–0.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature used by both S&P and Fitch. These ratings agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change. Values may not sum to 100% due to rounding.

Distributions and Yields as of 8/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.09	1.89	1.89
Class B	0.05	1.00	–0.78
Class C	0.05	1.13	1.13
Class R	0.07	1.62	1.37
Class Z	0.11	2.31	2.31
Class R6***	0.11	2.43	2.43

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

PGIM Government Income Fund	11

Fees and Expenses (continued)

over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund		Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,011.10	1.04%	$5.27
	Hypothetical	$1,000.00	$1,019.96	1.04%	$5.30
Class B	Actual	$1,000.00	$1,006.00	2.03%	$10.26
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31
Class C	Actual	$1,000.00	$1,006.70	1.90%	$9.61
	Hypothetical	$1,000.00	$1,015.63	1.90%	$9.65
Class R	Actual	$1,000.00	$1,009.20	1.41%	$7.14
	Hypothetical	$1,000.00	$1,018.10	1.41%	$7.17
Class Z	Actual	$1,000.00	$1,012.60	0.75%	$3.80
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R6**	Actual	$1,000.00	$1,013.30	0.61%	$3.10
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.3%

ASSET-BACKED SECURITIES 4.2%

Collateralized Loan Obligations 4.2%
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.376	%(c)	07/17/28	1,250	$1,249,765
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.667	(c)	04/13/27	1,250	1,250,287
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.189	(c)	01/16/26	4,500	4,485,762
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.614	(c)	05/15/26	3,507	3,508,539
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.548	(c)	10/20/26	2,450	2,450,165
Romark CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.431	(c)	07/25/31	4,000	3,996,052

					16,940,570

Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000		09/01/18	43	42,998

TOTAL ASSET-BACKED SECURITIES (cost $16,988,392)					16,983,568

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.4%
Bank, Series 2017-BNK5, Class A3	3.020		06/15/60	3,600	3,474,708
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515		09/10/58	2,500	2,499,208
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class A3	3.269		06/10/50	3,600	3,561,702
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717		02/25/22	244	241,436
Series 2015-M01, Class AB2	2.465		09/25/24	654	635,497
Series 2015-M17, Class A2	3.035	(cc)	11/25/25	2,900	2,844,996
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	2,600	2,427,357
Series 2016-M13, Class A2	2.560	(cc)	09/25/26	4,400	4,128,721

See Notes to Financial Statements.

PGIM Government Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.675	%(cc)	06/25/20	22,857	$488,451
Series K019, Class X1, IO	1.773	(cc)	03/25/22	24,020	1,148,095
Series K020, Class X1, IO	1.550	(cc)	05/25/22	14,050	600,389
Series K021, Class X1, IO	1.587	(cc)	06/25/22	15,278	695,831
Series K025, Class X1, IO	0.983	(cc)	10/25/22	39,331	1,168,310
Series K060, Class AM	3.300	(cc)	10/25/26	3,860	3,837,218
Series K064, Class AM	3.327	(cc)	03/25/27	2,100	2,082,876
Series K068, Class AM	3.315		08/25/27	3,200	3,154,237
Series K073, Class A2	3.350		01/25/28	3,800	3,780,113
Series K076, Class A2	3.900		06/25/51	2,700	2,802,713
Series K076, Class AM	3.900		06/25/51	750	773,138
Series K077, Class A2	3.850	(cc)	05/25/28	1,570	1,623,676
Series K077, Class AM	3.850	(cc)	05/25/28	310	317,574
Series K078, Class AM	3.920	(cc)	06/25/28	925	954,551
Series K079, Class AM	3.930		06/25/28	1,225	1,267,189
Series K151, Class A3	3.511		04/25/30	900	893,673
Series K710, Class X1, IO	1.858	(cc)	05/25/19	11,774	82,881
Series K711, Class X1, IO	1.798	(cc)	07/25/19	11,274	88,201
Series W5FX, Class AFX	3.336	(cc)	04/25/28	1,970	1,934,902
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515		03/15/49	2,500	2,472,587
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694		04/15/46	549	537,382
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834		05/15/46	1,000	978,991
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572		09/15/58	2,500	2,509,232

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,069,948)					54,005,835

CORPORATE BONDS 2.1%

Diversified Financial Services
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150		07/24/24	470	467,005
Private Export Funding Corp.,
Series BB, U.S. Gov’t. Gtd. Notes	4.300		12/15/21	2,660	2,778,681
Series KK, U.S. Gov’t. Gtd. Notes	3.550		01/15/24	2,085	2,144,558
Sr. Unsec’d. Notes, 144A	2.650		02/16/21	3,185	3,165,460

TOTAL CORPORATE BONDS (cost $8,711,216)					8,555,704

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.3%

California 0.1%
California Educational Facilities Authority, Revenue Bonds	5.000%		06/01/46	275	$357,131

Texas 0.2%
University of Texas System (The), Revenue Bonds	5.000		08/15/47	610	771,754

TOTAL MUNICIPAL BONDS (cost $1,130,846)					1,128,885

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620%	2.685	(c)	10/25/28	66	65,004
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	4.233	(cc)	02/25/34	280	282,489

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $347,000)					347,493

U.S. GOVERNMENT AGENCY OBLIGATIONS 41.2%
Federal Home Loan Mortgage Corp.	2.000		01/01/32	540	509,850
Federal Home Loan Mortgage Corp.	2.375		02/16/21	1,755	1,741,394
Federal Home Loan Mortgage Corp.	2.375		01/13/22	275	271,612
Federal Home Loan Mortgage Corp.	2.500		03/01/30	1,238	1,209,860
Federal Home Loan Mortgage Corp.	2.500		09/01/31	789	766,446
Federal Home Loan Mortgage Corp.	3.000		10/01/28	252	251,586
Federal Home Loan Mortgage Corp.	3.000		06/01/29	711	708,868
Federal Home Loan Mortgage Corp.	3.000		12/01/30	721	715,904
Federal Home Loan Mortgage Corp.	3.000		01/01/37	1,515	1,494,121
Federal Home Loan Mortgage Corp.	3.000		04/01/43	1,764	1,721,764
Federal Home Loan Mortgage Corp.	3.000		11/01/46	937	907,591
Federal Home Loan Mortgage Corp.	3.000		11/01/46	1,136	1,100,917
Federal Home Loan Mortgage Corp.	3.000		12/01/46	923	894,899
Federal Home Loan Mortgage Corp.	3.000		01/01/47	1,965	1,902,490
Federal Home Loan Mortgage Corp., MTN	3.208	(s)	12/11/25	1,100	875,642
Federal Home Loan Mortgage Corp.	3.500		08/01/26	415	419,708
Federal Home Loan Mortgage Corp.	3.500		01/01/27	218	220,342
Federal Home Loan Mortgage Corp.	3.500		06/01/42	1,831	1,835,527
Federal Home Loan Mortgage Corp.	3.500		06/01/43	1,333	1,335,643
Federal Home Loan Mortgage Corp.	3.500		08/01/47	973	968,623
Federal Home Loan Mortgage Corp.	3.500		10/01/47	484	482,044
Federal Home Loan Mortgage Corp.	4.000		TBA	500	509,375
Federal Home Loan Mortgage Corp.	4.000		06/01/26	142	146,301

See Notes to Financial Statements.

PGIM Government Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	374		$383,894
Federal Home Loan Mortgage Corp.	4.000	11/01/39	1,263		1,297,879
Federal Home Loan Mortgage Corp.	4.000	09/01/40	877		901,318
Federal Home Loan Mortgage Corp.	4.000	12/01/40	478		490,600
Federal Home Loan Mortgage Corp.	4.000	12/01/40	672		690,035
Federal Home Loan Mortgage Corp.	4.000	04/01/42	1,589		1,632,229
Federal Home Loan Mortgage Corp.	4.000	05/01/46	2,182		2,223,635
Federal Home Loan Mortgage Corp.	4.000	08/01/46	438		446,760
Federal Home Loan Mortgage Corp.	4.000	12/01/46	455		464,606
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,855		1,946,934
Federal Home Loan Mortgage Corp.	4.500	07/01/47	492		511,692
Federal Home Loan Mortgage Corp.	4.500	07/01/47	493		512,134
Federal Home Loan Mortgage Corp.	5.000	06/01/33	825		881,157
Federal Home Loan Mortgage Corp.	5.000	03/01/34	75		80,176
Federal Home Loan Mortgage Corp.	5.000	05/01/34	86		91,793
Federal Home Loan Mortgage Corp.	5.000	05/01/34	1,046		1,112,825
Federal Home Loan Mortgage Corp.	5.500	05/01/37	124		133,999
Federal Home Loan Mortgage Corp.	5.500	01/01/38	108		116,790
Federal Home Loan Mortgage Corp.	6.000	12/01/33	62		69,262
Federal Home Loan Mortgage Corp.	6.000	09/01/34	148		160,208
Federal Home Loan Mortgage Corp.	6.500	09/01/32	50		55,670
Federal Home Loan Mortgage Corp.	6.500	09/01/32	155		171,026
Federal Home Loan Mortgage Corp.	7.000	09/01/32	32		32,440
Federal Home Loan Mortgage Corp.	8.000	03/01/22	12		12,388
Federal Home Loan Mortgage Corp.	8.000	08/01/22	3		2,771
Federal Home Loan Mortgage Corp.	8.500	09/01/19	1		1,211
Federal Home Loan Mortgage Corp.	9.000	01/01/20	—	(r)	238
Federal National Mortgage Assoc.	1.000	10/24/19	5,000		4,914,995
Federal National Mortgage Assoc.	1.875	09/24/26	520		478,227
Federal National Mortgage Assoc.	2.000	08/01/31	640		604,465
Federal National Mortgage Assoc.	2.375	01/19/23	580		569,859
Federal National Mortgage Assoc.	2.500	08/01/28	782		765,581
Federal National Mortgage Assoc.	2.500	08/01/29	173		169,335
Federal National Mortgage Assoc.	2.500	11/01/31	451		438,550
Federal National Mortgage Assoc.	2.500	02/01/43	331		311,384
Federal National Mortgage Assoc.	2.500	12/01/46	1,461		1,369,163
Federal National Mortgage Assoc.	2.750	06/22/21	1,660		1,659,515
Federal National Mortgage Assoc.	3.000	01/01/27	772		771,983
Federal National Mortgage Assoc.	3.000	08/01/28	1,376		1,373,100
Federal National Mortgage Assoc.	3.000	02/01/31	2,899		2,883,328
Federal National Mortgage Assoc.	3.000	01/01/32	397		395,127
Federal National Mortgage Assoc.	3.000	11/01/36	1,661		1,637,472
Federal National Mortgage Assoc.	3.000	12/01/42	1,408		1,374,365
Federal National Mortgage Assoc.	3.000	02/01/43	887		866,011
Federal National Mortgage Assoc.	3.000	03/01/43	446		434,816

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	04/01/43	827	$807,266
Federal National Mortgage Assoc.	3.000	06/01/43	444	433,236
Federal National Mortgage Assoc.	3.000	06/01/43	968	944,571
Federal National Mortgage Assoc.	3.000	07/01/43	2,634	2,570,776
Federal National Mortgage Assoc.	3.000	01/01/47	1,693	1,639,346
Federal National Mortgage Assoc.	3.500	TBA	1,750	1,769,004
Federal National Mortgage Assoc.	3.500	09/01/26	263	266,112
Federal National Mortgage Assoc.	3.500	03/01/27	652	660,634
Federal National Mortgage Assoc.	3.500	12/01/32	354	358,441
Federal National Mortgage Assoc.	3.500	10/01/41	2,843	2,849,736
Federal National Mortgage Assoc.	3.500	12/01/41	759	761,129
Federal National Mortgage Assoc.	3.500	03/01/42	718	719,588
Federal National Mortgage Assoc.	3.500	05/01/42	3,463	3,470,884
Federal National Mortgage Assoc.	3.500	12/01/42	1,766	1,769,698
Federal National Mortgage Assoc.	3.500	03/01/43	844	845,742
Federal National Mortgage Assoc.	3.500	06/01/45	7,182	7,158,844
Federal National Mortgage Assoc.	3.500	12/01/46	2,251	2,241,275
Federal National Mortgage Assoc.	3.500	11/01/47	863	858,484
Federal National Mortgage Assoc.	4.000	TBA	1,000	1,017,072
Federal National Mortgage Assoc.	4.000	09/01/40	1,450	1,487,256
Federal National Mortgage Assoc.	4.000	01/01/41	1,888	1,936,905
Federal National Mortgage Assoc.	4.000	07/01/42	512	525,010
Federal National Mortgage Assoc.	4.000	09/01/44	1,538	1,569,210
Federal National Mortgage Assoc.	4.000	10/01/47	496	504,944
Federal National Mortgage Assoc.	4.500	01/01/20	19	19,533
Federal National Mortgage Assoc.	4.500	04/01/41	1,638	1,713,039
Federal National Mortgage Assoc.	4.500	01/01/45	396	413,043
Federal National Mortgage Assoc.	4.500	06/01/48	1,255	1,303,753
Federal National Mortgage Assoc.	5.000	01/01/19	12	11,867
Federal National Mortgage Assoc.	5.000	02/01/19	31	32,291
Federal National Mortgage Assoc.	5.000	11/01/19	23	23,137
Federal National Mortgage Assoc.	5.000	12/01/31	70	73,775
Federal National Mortgage Assoc.	5.000	03/01/34	430	460,499
Federal National Mortgage Assoc.	5.000	07/01/35	166	176,662
Federal National Mortgage Assoc.	5.000	09/01/35	85	90,493
Federal National Mortgage Assoc.	5.000	11/01/35	114	122,024
Federal National Mortgage Assoc.	5.000	05/01/36	66	70,888
Federal National Mortgage Assoc.	5.500	02/01/34	389	424,149
Federal National Mortgage Assoc.	5.500	09/01/34	707	770,584
Federal National Mortgage Assoc.	5.500	02/01/35	591	644,076
Federal National Mortgage Assoc.	5.500	06/01/35	118	127,072
Federal National Mortgage Assoc.	5.500	06/01/35	262	282,250
Federal National Mortgage Assoc.	5.500	09/01/35	112	119,893
Federal National Mortgage Assoc.	5.500	09/01/35	266	284,955
Federal National Mortgage Assoc.	5.500	10/01/35	383	417,174

See Notes to Financial Statements.

PGIM Government Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/35	684		$738,556
Federal National Mortgage Assoc.	5.500	11/01/35	977		1,064,859
Federal National Mortgage Assoc.	5.500	11/01/36	11		12,458
Federal National Mortgage Assoc.	6.000	08/01/21	39		40,144
Federal National Mortgage Assoc.	6.000	09/01/21	15		15,713
Federal National Mortgage Assoc.	6.000	07/01/22	1		1,446
Federal National Mortgage Assoc.	6.000	09/01/33	1		636
Federal National Mortgage Assoc.	6.000	11/01/33	1		1,135
Federal National Mortgage Assoc.	6.000	02/01/34	—	(r)	523
Federal National Mortgage Assoc.	6.000	06/01/34	—	(r)	168
Federal National Mortgage Assoc.	6.000	09/01/34	—	(r)	317
Federal National Mortgage Assoc.	6.000	09/01/34	25		27,843
Federal National Mortgage Assoc.	6.000	09/01/34	28		30,309
Federal National Mortgage Assoc.	6.000	11/01/34	4		4,518
Federal National Mortgage Assoc.	6.000	11/01/34	35		37,695
Federal National Mortgage Assoc.	6.000	02/01/35	1		1,391
Federal National Mortgage Assoc.	6.000	03/01/35	20		21,773
Federal National Mortgage Assoc.	6.000	04/01/35	1		984
Federal National Mortgage Assoc.	6.000	12/01/35	127		137,492
Federal National Mortgage Assoc.	6.000	01/01/36	248		268,221
Federal National Mortgage Assoc.	6.000	05/01/36	103		113,844
Federal National Mortgage Assoc.	6.000	05/01/36	467		514,586
Federal National Mortgage Assoc.	6.250	05/15/29	210		268,153
Federal National Mortgage Assoc.	6.500	07/01/32	770		857,935
Federal National Mortgage Assoc.	6.500	08/01/32	290		317,770
Federal National Mortgage Assoc.	6.500	09/01/32	91		99,550
Federal National Mortgage Assoc.	6.500	10/01/32	100		109,467
Federal National Mortgage Assoc.	6.500	10/01/32	741		832,305
Federal National Mortgage Assoc.	6.500	10/01/37	334		369,250
Federal National Mortgage Assoc.	6.625	11/15/30	350		469,584
Federal National Mortgage Assoc.	7.000	05/01/24	4		4,383
Federal National Mortgage Assoc.	7.000	05/01/24	5		5,405
Federal National Mortgage Assoc.	7.000	05/01/24	12		11,939
Federal National Mortgage Assoc.	7.000	05/01/24	18		18,079
Federal National Mortgage Assoc.	7.000	05/01/24	22		23,094
Federal National Mortgage Assoc.	7.000	05/01/24	91		98,542
Federal National Mortgage Assoc.	7.000	12/01/31	1		1,279
Federal National Mortgage Assoc.	7.000	12/01/31	323		360,915
Federal National Mortgage Assoc.	7.000	09/01/33	68		69,385
Federal National Mortgage Assoc.	7.000	10/01/33	32		32,279
Federal National Mortgage Assoc.	7.000	11/01/33	11		11,692
Federal National Mortgage Assoc.	7.000	11/01/33	71		72,335
Federal National Mortgage Assoc.	7.000	02/01/36	6		6,393
Federal National Mortgage Assoc.	9.000	04/01/25	4		4,132
Federal National Mortgage Assoc.	9.500	01/01/25	2		1,664

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	9.500%		01/01/25	3		$2,561
Federal National Mortgage Assoc.	9.500		01/01/25	8		7,859
Federal National Mortgage Assoc.	9.500		02/01/25	1		1,419
Freddie Mac Strips Coupon	2.875	(s)	01/15/21	360		335,420
Freddie Mac Strips Coupon	2.881	(s)	03/15/21	215		199,324
Freddie Mac Strips Coupon	2.910	(s)	07/15/21	195		178,989
Government National Mortgage Assoc.	2.500		12/20/46	610		578,777
Government National Mortgage Assoc.	3.000		03/15/45	2,546		2,493,403
Government National Mortgage Assoc.	3.000		10/20/46	427		418,387
Government National Mortgage Assoc.	3.000		02/20/47	7,740		7,580,001
Government National Mortgage Assoc.	3.500		04/20/42	434		439,640
Government National Mortgage Assoc.	3.500		01/20/43	2,432		2,461,060
Government National Mortgage Assoc.	3.500		04/20/43	1,128		1,141,426
Government National Mortgage Assoc.	3.500		03/20/45	2,163		2,176,120
Government National Mortgage Assoc.	3.500		04/20/45	1,220		1,227,866
Government National Mortgage Assoc.	3.500		07/20/46	4,596		4,619,331
Government National Mortgage Assoc.	3.500		01/20/47	966		970,909
Government National Mortgage Assoc.	3.500		03/20/47	471		473,483
Government National Mortgage Assoc.	4.000		02/20/41	579		597,898
Government National Mortgage Assoc.	4.000		06/20/44	1,268		1,308,303
Government National Mortgage Assoc.	4.000		08/20/44	380		392,440
Government National Mortgage Assoc.	4.000		11/20/45	875		903,024
Government National Mortgage Assoc.	4.000		11/20/46	889		916,513
Government National Mortgage Assoc.	4.000		02/20/47	912		934,672
Government National Mortgage Assoc.	4.500		TBA	2,750		2,858,247
Government National Mortgage Assoc.	4.500		02/20/40	346		364,818
Government National Mortgage Assoc.	4.500		01/20/41	201		211,331
Government National Mortgage Assoc.	4.500		02/20/41	1,004		1,058,026
Government National Mortgage Assoc.	4.500		03/20/41	516		543,593
Government National Mortgage Assoc.	4.500		06/20/44	763		804,973
Government National Mortgage Assoc.	4.500		02/20/46	77		81,089
Government National Mortgage Assoc.	4.500		03/20/46	392		410,244
Government National Mortgage Assoc.	4.500		03/20/47	2,626		2,754,009
Government National Mortgage Assoc.	5.000		07/15/33	560		598,120
Government National Mortgage Assoc.	5.000		09/15/33	678		724,918
Government National Mortgage Assoc.	5.000		04/15/34	65		68,424
Government National Mortgage Assoc.	5.500		02/15/34	544		592,458
Government National Mortgage Assoc.	5.500		02/15/36	137		150,914
Government National Mortgage Assoc.	7.000		12/15/22	—	(r)	338
Government National Mortgage Assoc.	7.000		12/15/22	1		1,023
Government National Mortgage Assoc.	7.000		01/15/23	—	(r)	477
Government National Mortgage Assoc.	7.000		01/15/23	2		1,736
Government National Mortgage Assoc.	7.000		01/15/23	2		2,003
Government National Mortgage Assoc.	7.000		01/15/23	3		2,795
Government National Mortgage Assoc.	7.000		01/15/23	3		3,413

See Notes to Financial Statements.

PGIM Government Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	02/15/23	3		$3,139
Government National Mortgage Assoc.	7.000	03/15/23	2		2,309
Government National Mortgage Assoc.	7.000	03/15/23	4		3,734
Government National Mortgage Assoc.	7.000	04/15/23	1		1,061
Government National Mortgage Assoc.	7.000	04/15/23	1		1,228
Government National Mortgage Assoc.	7.000	04/15/23	2		2,020
Government National Mortgage Assoc.	7.000	04/15/23	4		4,550
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	111
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	355
Government National Mortgage Assoc.	7.000	05/15/23	1		655
Government National Mortgage Assoc.	7.000	05/15/23	1		683
Government National Mortgage Assoc.	7.000	05/15/23	1		702
Government National Mortgage Assoc.	7.000	05/15/23	1		1,508
Government National Mortgage Assoc.	7.000	05/15/23	2		1,537
Government National Mortgage Assoc.	7.000	05/15/23	2		2,195
Government National Mortgage Assoc.	7.000	05/15/23	6		5,728
Government National Mortgage Assoc.	7.000	05/15/23	8		8,389
Government National Mortgage Assoc.	7.000	05/15/23	23		23,633
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	140
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	393
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	445
Government National Mortgage Assoc.	7.000	06/15/23	1		1,409
Government National Mortgage Assoc.	7.000	06/15/23	1		1,458
Government National Mortgage Assoc.	7.000	06/15/23	2		2,054
Government National Mortgage Assoc.	7.000	06/15/23	3		2,760
Government National Mortgage Assoc.	7.000	06/15/23	4		3,628
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	262
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	344
Government National Mortgage Assoc.	7.000	07/15/23	1		658
Government National Mortgage Assoc.	7.000	07/15/23	1		729
Government National Mortgage Assoc.	7.000	07/15/23	1		801
Government National Mortgage Assoc.	7.000	07/15/23	1		1,254
Government National Mortgage Assoc.	7.000	07/15/23	1		1,514
Government National Mortgage Assoc.	7.000	07/15/23	2		2,210
Government National Mortgage Assoc.	7.000	07/15/23	3		2,917
Government National Mortgage Assoc.	7.000	07/15/23	4		3,706
Government National Mortgage Assoc.	7.000	07/15/23	15		15,665
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	237
Government National Mortgage Assoc.	7.000	08/15/23	1		576
Government National Mortgage Assoc.	7.000	08/15/23	1		662
Government National Mortgage Assoc.	7.000	08/15/23	1		664
Government National Mortgage Assoc.	7.000	08/15/23	1		731
Government National Mortgage Assoc.	7.000	08/15/23	1		1,036
Government National Mortgage Assoc.	7.000	08/15/23	1		1,188
Government National Mortgage Assoc.	7.000	08/15/23	1		1,462

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	2		$1,706
Government National Mortgage Assoc.	7.000	08/15/23	2		1,949
Government National Mortgage Assoc.	7.000	08/15/23	2		2,448
Government National Mortgage Assoc.	7.000	08/15/23	3		2,936
Government National Mortgage Assoc.	7.000	08/15/23	3		3,507
Government National Mortgage Assoc.	7.000	08/15/23	5		4,512
Government National Mortgage Assoc.	7.000	08/15/23	5		5,255
Government National Mortgage Assoc.	7.000	08/15/23	5		5,366
Government National Mortgage Assoc.	7.000	08/15/23	6		6,398
Government National Mortgage Assoc.	7.000	09/15/23	1		673
Government National Mortgage Assoc.	7.000	09/15/23	1		967
Government National Mortgage Assoc.	7.000	09/15/23	1		1,027
Government National Mortgage Assoc.	7.000	09/15/23	1		1,175
Government National Mortgage Assoc.	7.000	09/15/23	1		1,286
Government National Mortgage Assoc.	7.000	09/15/23	1		1,577
Government National Mortgage Assoc.	7.000	09/15/23	11		11,052
Government National Mortgage Assoc.	7.000	09/15/23	35		36,299
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	214
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	225
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	349
Government National Mortgage Assoc.	7.000	10/15/23	1		611
Government National Mortgage Assoc.	7.000	10/15/23	1		838
Government National Mortgage Assoc.	7.000	10/15/23	1		1,141
Government National Mortgage Assoc.	7.000	10/15/23	1		1,195
Government National Mortgage Assoc.	7.000	10/15/23	1		1,307
Government National Mortgage Assoc.	7.000	10/15/23	1		1,422
Government National Mortgage Assoc.	7.000	10/15/23	2		1,562
Government National Mortgage Assoc.	7.000	10/15/23	2		1,670
Government National Mortgage Assoc.	7.000	10/15/23	2		1,680
Government National Mortgage Assoc.	7.000	10/15/23	2		1,773
Government National Mortgage Assoc.	7.000	10/15/23	2		1,860
Government National Mortgage Assoc.	7.000	10/15/23	2		1,910
Government National Mortgage Assoc.	7.000	10/15/23	2		2,052
Government National Mortgage Assoc.	7.000	10/15/23	3		2,904
Government National Mortgage Assoc.	7.000	10/15/23	4		3,722
Government National Mortgage Assoc.	7.000	10/15/23	4		3,934
Government National Mortgage Assoc.	7.000	10/15/23	4		4,185
Government National Mortgage Assoc.	7.000	10/15/23	4		4,620
Government National Mortgage Assoc.	7.000	10/15/23	5		4,560
Government National Mortgage Assoc.	7.000	10/15/23	5		4,973
Government National Mortgage Assoc.	7.000	10/15/23	6		5,620
Government National Mortgage Assoc.	7.000	10/15/23	7		6,707
Government National Mortgage Assoc.	7.000	10/15/23	7		6,896
Government National Mortgage Assoc.	7.000	10/15/23	11		11,654
Government National Mortgage Assoc.	7.000	10/15/23	14		14,164

See Notes to Financial Statements.

PGIM Government Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	39		$39,747
Government National Mortgage Assoc.	7.000	10/15/23	46		47,740
Government National Mortgage Assoc.	7.000	11/15/23	—	(r)	103
Government National Mortgage Assoc.	7.000	11/15/23	—	(r)	449
Government National Mortgage Assoc.	7.000	11/15/23	1		517
Government National Mortgage Assoc.	7.000	11/15/23	1		766
Government National Mortgage Assoc.	7.000	11/15/23	1		786
Government National Mortgage Assoc.	7.000	11/15/23	1		1,039
Government National Mortgage Assoc.	7.000	11/15/23	1		1,317
Government National Mortgage Assoc.	7.000	11/15/23	1		1,402
Government National Mortgage Assoc.	7.000	11/15/23	1		1,467
Government National Mortgage Assoc.	7.000	11/15/23	1		1,546
Government National Mortgage Assoc.	7.000	11/15/23	2		1,679
Government National Mortgage Assoc.	7.000	11/15/23	2		2,246
Government National Mortgage Assoc.	7.000	11/15/23	3		2,600
Government National Mortgage Assoc.	7.000	11/15/23	3		3,483
Government National Mortgage Assoc.	7.000	11/15/23	3		3,612
Government National Mortgage Assoc.	7.000	11/15/23	5		4,585
Government National Mortgage Assoc.	7.000	11/15/23	5		4,835
Government National Mortgage Assoc.	7.000	11/15/23	6		6,223
Government National Mortgage Assoc.	7.000	11/15/23	6		6,473
Government National Mortgage Assoc.	7.000	11/15/23	6		6,527
Government National Mortgage Assoc.	7.000	11/15/23	7		6,693
Government National Mortgage Assoc.	7.000	11/15/23	7		6,887
Government National Mortgage Assoc.	7.000	11/15/23	13		12,696
Government National Mortgage Assoc.	7.000	11/15/23	14		14,265
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	486
Government National Mortgage Assoc.	7.000	12/15/23	1		629
Government National Mortgage Assoc.	7.000	12/15/23	1		709
Government National Mortgage Assoc.	7.000	12/15/23	1		814
Government National Mortgage Assoc.	7.000	12/15/23	1		825
Government National Mortgage Assoc.	7.000	12/15/23	1		1,128
Government National Mortgage Assoc.	7.000	12/15/23	1		1,185
Government National Mortgage Assoc.	7.000	12/15/23	1		1,318
Government National Mortgage Assoc.	7.000	12/15/23	1		1,335
Government National Mortgage Assoc.	7.000	12/15/23	2		1,558
Government National Mortgage Assoc.	7.000	12/15/23	2		1,642
Government National Mortgage Assoc.	7.000	12/15/23	2		1,748
Government National Mortgage Assoc.	7.000	12/15/23	2		2,413
Government National Mortgage Assoc.	7.000	12/15/23	3		2,695
Government National Mortgage Assoc.	7.000	12/15/23	3		2,749
Government National Mortgage Assoc.	7.000	12/15/23	3		2,840
Government National Mortgage Assoc.	7.000	12/15/23	3		3,338
Government National Mortgage Assoc.	7.000	12/15/23	3		3,409
Government National Mortgage Assoc.	7.000	12/15/23	4		3,904

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	5		$4,559
Government National Mortgage Assoc.	7.000	12/15/23	5		4,694
Government National Mortgage Assoc.	7.000	12/15/23	5		4,756
Government National Mortgage Assoc.	7.000	12/15/23	5		5,256
Government National Mortgage Assoc.	7.000	12/15/23	5		5,365
Government National Mortgage Assoc.	7.000	12/15/23	6		5,954
Government National Mortgage Assoc.	7.000	12/15/23	6		6,670
Government National Mortgage Assoc.	7.000	12/15/23	8		8,145
Government National Mortgage Assoc.	7.000	12/15/23	8		8,207
Government National Mortgage Assoc.	7.000	12/15/23	10		10,226
Government National Mortgage Assoc.	7.000	12/15/23	12		12,709
Government National Mortgage Assoc.	7.000	12/15/23	15		15,622
Government National Mortgage Assoc.	7.000	12/15/23	24		25,300
Government National Mortgage Assoc.	7.000	01/15/24	—	(r)	391
Government National Mortgage Assoc.	7.000	01/15/24	1		993
Government National Mortgage Assoc.	7.000	01/15/24	1		1,118
Government National Mortgage Assoc.	7.000	01/15/24	1		1,182
Government National Mortgage Assoc.	7.000	01/15/24	1		1,489
Government National Mortgage Assoc.	7.000	01/15/24	2		1,652
Government National Mortgage Assoc.	7.000	01/15/24	2		2,437
Government National Mortgage Assoc.	7.000	01/15/24	3		2,728
Government National Mortgage Assoc.	7.000	01/15/24	3		2,766
Government National Mortgage Assoc.	7.000	01/15/24	4		4,244
Government National Mortgage Assoc.	7.000	01/15/24	5		4,744
Government National Mortgage Assoc.	7.000	01/15/24	8		7,636
Government National Mortgage Assoc.	7.000	02/15/24	—	(r)	433
Government National Mortgage Assoc.	7.000	02/15/24	1		648
Government National Mortgage Assoc.	7.000	02/15/24	1		792
Government National Mortgage Assoc.	7.000	02/15/24	2		1,773
Government National Mortgage Assoc.	7.000	02/15/24	2		2,024
Government National Mortgage Assoc.	7.000	02/15/24	2		2,436
Government National Mortgage Assoc.	7.000	02/15/24	12		12,051
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	2
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	107
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	119
Government National Mortgage Assoc.	7.000	03/15/24	1		831
Government National Mortgage Assoc.	7.000	03/15/24	1		1,323
Government National Mortgage Assoc.	7.000	03/15/24	1		1,336
Government National Mortgage Assoc.	7.000	03/15/24	3		3,026
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	121
Government National Mortgage Assoc.	7.000	04/15/24	1		527
Government National Mortgage Assoc.	7.000	04/15/24	1		635
Government National Mortgage Assoc.	7.000	04/15/24	1		746
Government National Mortgage Assoc.	7.000	04/15/24	1		815
Government National Mortgage Assoc.	7.000	04/15/24	1		844

See Notes to Financial Statements.

PGIM Government Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	04/15/24	1		$917
Government National Mortgage Assoc.	7.000	04/15/24	1		1,045
Government National Mortgage Assoc.	7.000	04/15/24	2		1,669
Government National Mortgage Assoc.	7.000	04/15/24	2		2,095
Government National Mortgage Assoc.	7.000	04/15/24	2		2,224
Government National Mortgage Assoc.	7.000	04/15/24	2		2,435
Government National Mortgage Assoc.	7.000	04/15/24	2		2,506
Government National Mortgage Assoc.	7.000	04/15/24	5		4,796
Government National Mortgage Assoc.	7.000	04/15/24	7		7,050
Government National Mortgage Assoc.	7.000	04/15/24	11		11,303
Government National Mortgage Assoc.	7.000	05/15/24	—	(r)	269
Government National Mortgage Assoc.	7.000	05/15/24	1		750
Government National Mortgage Assoc.	7.000	05/15/24	2		1,568
Government National Mortgage Assoc.	7.000	05/15/24	2		1,770
Government National Mortgage Assoc.	7.000	05/15/24	2		2,039
Government National Mortgage Assoc.	7.000	05/15/24	3		2,930
Government National Mortgage Assoc.	7.000	05/15/24	3		3,308
Government National Mortgage Assoc.	7.000	05/15/24	4		4,573
Government National Mortgage Assoc.	7.000	05/15/24	5		4,705
Government National Mortgage Assoc.	7.000	05/15/24	7		7,173
Government National Mortgage Assoc.	7.000	05/15/24	7		7,589
Government National Mortgage Assoc.	7.000	05/15/24	10		10,355
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	456
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	461
Government National Mortgage Assoc.	7.000	06/15/24	1		1,211
Government National Mortgage Assoc.	7.000	06/15/24	1		1,234
Government National Mortgage Assoc.	7.000	06/15/24	2		1,686
Government National Mortgage Assoc.	7.000	06/15/24	4		3,865
Government National Mortgage Assoc.	7.000	06/15/24	4		4,310
Government National Mortgage Assoc.	7.000	06/15/24	6		5,774
Government National Mortgage Assoc.	7.000	06/15/24	7		7,367
Government National Mortgage Assoc.	7.000	06/15/24	10		10,309
Government National Mortgage Assoc.	7.000	07/15/24	2		1,759
Government National Mortgage Assoc.	7.000	07/15/24	3		3,032
Government National Mortgage Assoc.	7.000	10/15/24	6		5,832
Government National Mortgage Assoc.	7.000	02/15/29	7		7,077
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	152
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	371
Government National Mortgage Assoc.	7.500	03/15/23	1		1,038
Government National Mortgage Assoc.	7.500	05/15/23	1		677
Government National Mortgage Assoc.	7.500	05/15/23	5		5,087
Government National Mortgage Assoc.	7.500	06/15/23	—	(r)	370
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	194
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	229
Government National Mortgage Assoc.	7.500	09/15/23	3		2,989

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%		10/15/23	4		$4,065
Government National Mortgage Assoc.	7.500		10/15/23	9		9,709
Government National Mortgage Assoc.	7.500		11/15/23	1		776
Government National Mortgage Assoc.	7.500		11/15/23	10		10,129
Government National Mortgage Assoc.	7.500		12/15/23	1		718
Government National Mortgage Assoc.	7.500		12/15/23	3		2,940
Government National Mortgage Assoc.	7.500		01/15/24	2		1,758
Government National Mortgage Assoc.	7.500		01/15/24	3		2,667
Government National Mortgage Assoc.	7.500		01/15/24	3		3,233
Government National Mortgage Assoc.	7.500		01/15/24	13		13,602
Government National Mortgage Assoc.	7.500		01/15/24	14		13,742
Government National Mortgage Assoc.	7.500		02/15/24	1		1,035
Government National Mortgage Assoc.	7.500		02/15/24	12		12,572
Government National Mortgage Assoc.	7.500		03/15/24	1		721
Government National Mortgage Assoc.	7.500		03/15/24	1		1,383
Government National Mortgage Assoc.	7.500		03/15/24	3		3,412
Government National Mortgage Assoc.	7.500		04/15/24	3		2,763
Government National Mortgage Assoc.	7.500		04/15/24	3		2,944
Government National Mortgage Assoc.	7.500		04/15/24	7		6,703
Government National Mortgage Assoc.	7.500		05/15/24	1		650
Government National Mortgage Assoc.	7.500		05/15/24	1		1,147
Government National Mortgage Assoc.	7.500		06/15/24	1		1,389
Government National Mortgage Assoc.	7.500		06/15/24	2		2,261
Government National Mortgage Assoc.	7.500		06/15/24	4		4,237
Government National Mortgage Assoc.	7.500		06/15/24	6		5,778
Government National Mortgage Assoc.	7.500		07/15/24	5		5,419
Government National Mortgage Assoc.	7.500		07/15/24	13		12,709
Government National Mortgage Assoc.	8.500		04/15/25	134		149,082
Government National Mortgage Assoc.	9.500		07/20/21	—	(r)	24
Government National Mortgage Assoc.	9.500		08/20/21	5		4,580
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25	2,269		2,256,470
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500		09/18/23	2,700		3,027,024
Residual Funding Corp. Strips Principal, Bonds, PO	1.627	(s)	01/15/21	3,335		3,122,342
Residual Funding Corp. Strips Principal, Bonds, PO	2.862	(s)	01/15/30	1,260		868,235
Residual Funding Corp. Strips Principal, Bonds, PO	3.132	(s)	04/15/30	2,215		1,518,097
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250		03/15/20	650		645,873
Tennessee Valley Authority, Series A, Sr. Unsec’d. Notes	2.875		02/01/27	335		327,458
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880		04/01/36	170		222,404
Tennessee Valley Authority, Series E, Sr. Unsec’d. Notes	6.750		11/01/25	1,300		1,602,842
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125		05/01/30	1,170		1,597,340

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $168,781,578)						166,156,631

See Notes to Financial Statements.

PGIM Government Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS 38.0%
U.S. Treasury Bonds	2.500%		02/15/45		620	$562,408
U.S. Treasury Bonds	2.750		08/15/47		1,935	1,837,494
U.S. Treasury Bonds	2.875		08/15/45		1,565	1,526,058
U.S. Treasury Bonds	2.875		11/15/46		360	350,845
U.S. Treasury Bonds	3.000		11/15/44		1,140	1,138,753
U.S. Treasury Bonds	3.000		05/15/45		4,800	4,794,188
U.S. Treasury Bonds	3.000		02/15/47		245	244,703
U.S. Treasury Bonds	3.000		05/15/47		1,800	1,796,766
U.S. Treasury Bonds	3.125		05/15/48		75	76,743
U.S. Treasury Bonds	3.625		08/15/43		1,780	1,972,671
U.S. Treasury Bonds	3.750		11/15/43		215	243,185
U.S. Treasury Notes	1.375		08/31/20		3,465	3,380,676
U.S. Treasury Notes	1.625		04/30/23		945	899,264
U.S. Treasury Notes	1.750		05/15/23		14,050	13,441,898
U.S. Treasury Notes	1.875		04/30/22		15,233	14,783,746
U.S. Treasury Notes	2.000		11/30/20		8,210	8,092,623
U.S. Treasury Notes	2.000		06/30/24		1,000	958,477
U.S. Treasury Notes	2.125		09/30/21		15,715	15,448,582
U.S. Treasury Notes	2.125		06/30/22		4,040	3,952,099
U.S. Treasury Notes	2.125		02/29/24		6,945	6,719,288
U.S. Treasury Notes	2.125		05/15/25	(k)	29,070	27,867,456
U.S. Treasury Notes	2.250		12/31/23		9,750	9,505,488
U.S. Treasury Notes	2.250		12/31/24		3,485	3,376,366
U.S. Treasury Notes	2.375		01/31/23		85	83,728
U.S. Treasury Notes	2.375		08/15/24		6,160	6,021,641
U.S. Treasury Notes	2.625		07/31/20		710	709,889
U.S. Treasury Notes	2.750		08/15/21		585	585,914
U.S. Treasury Notes	2.750		07/31/23		300	300,152
U.S. Treasury Notes	2.750		08/31/25		5,775	5,753,569
U.S. Treasury Notes	2.875		07/31/25		1,015	1,019,520
U.S. Treasury Strips Coupon	1.881	(s)	05/15/31		1,100	753,275
U.S. Treasury Strips Coupon	1.898	(s)	08/15/29		1,100	796,331
U.S. Treasury Strips Coupon	2.037	(s)	02/15/24	(k)	1,365	1,171,869
U.S. Treasury Strips Coupon	2.100	(s)	11/15/35		2,200	1,312,220
U.S. Treasury Strips Coupon	2.184	(s)	02/15/28		695	526,563
U.S. Treasury Strips Coupon	2.241	(s)	05/15/28		345	259,466
U.S. Treasury Strips Coupon	2.264	(s)	08/15/40		2,200	1,130,941
U.S. Treasury Strips Coupon	2.280	(s)	02/15/29		345	253,661
U.S. Treasury Strips Coupon	2.384	(s)	05/15/29		710	517,312
U.S. Treasury Strips Coupon	2.404	(s)	08/15/21		3,185	2,940,022
U.S. Treasury Strips Coupon	2.499	(s)	02/15/22	(k)	1,675	1,523,147
U.S. Treasury Strips Principal, PO	2.543	(s)	02/15/45		1,365	616,032
U.S. Treasury Strips Principal, PO	2.620	(s)	05/15/43		1,140	542,940
U.S. Treasury Strips Principal, PO	2.873	(s)	05/15/45		2,470	1,108,009
U.S. Treasury Strips Principal, PO	2.993	(s)	11/15/43		440	206,642

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Principal, PO	3.005	%(s)	11/15/44	1,045	$476,601
U.S. Treasury Strips Principal, PO	3.626	(s)	05/15/44	2,865	1,326,090

TOTAL U.S. TREASURY OBLIGATIONS (cost $156,064,492)					152,905,311

TOTAL LONG-TERM INVESTMENTS (cost $407,093,472)					400,083,427

				Shares

SHORT-TERM INVESTMENTS 2.4%

AFFILIATED MUTUAL FUND 2.4%
PGIM Core Ultra Short Bond Fund (cost $9,600,586)(w)				9,600,586	9,600,586

OPTIONS PURCHASED*~ 0.0% (cost $101,811)					2,627

TOTAL SHORT-TERM INVESTMENTS (cost $9,702,397)					9,603,213

TOTAL INVESTMENTS 101.7% (cost $416,795,869)					409,686,640
Liabilities in excess of other assets(z) (1.7)%					(7,008,591)

NET ASSETS 100.0%					$402,678,049

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A—Annual payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

Aces—Alternative Credit Enhancements Securities

bps—Basis Points

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

CPI—Consumer Price Index

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

See Notes to Financial Statements.

PGIM Government Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

OTC—Over-the-counter

PO—Principal Only

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2018.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, at market value:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	10,890	$292
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	10,590	287
2- Year 10 CMS Curve CAP	Call	Bank of America	08/16/21	0.15%	—	26,480	690
2- Year 10 CMS Curve CAP	Call	Bank of America	08/20/21	0.15%	—	52,560	1,358

Total Options Purchased (cost $101,811)							$2,627

Futures contracts outstanding at August 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
648	2 Year U.S. Treasury Notes	Dec. 2018	$136,960,875	$1,290
43	5 Year U.S. Treasury Notes	Dec. 2018	4,876,133	1,521
180	10 Year U.S. Treasury Notes	Dec. 2018	21,647,812	11,014
119	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	18,958,188	(87,250)

				(73,425)

	Short Positions:
229	90 Day Euro Dollar	Dec. 2018	55,752,912	383,101

See Notes to Financial Statements.

28

Futures contracts outstanding at August 31, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
34	10 Year U.S. Ultra Treasury Notes	Dec. 2018	$4,353,594	$9,779
97	20 Year U.S. Treasury Bonds	Dec. 2018	13,989,219	20,230

				413,110

				$339,685

A security with a market value of $1,011,358 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at August 31, 2018.

Inflation swap agreements outstanding at August 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
1,050	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$24	$(24,445)	$(24,469)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at August 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
736,115	01/30/19	2.261%(A)	1 Day USOIS(1)(A)	$—	$39,185	$39,185
651,590	03/20/19	2.158%(A)	1 Day USOIS(1)(A)	—	158,822	158,822
38,885	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(14,796)	295,907	310,703
8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(4,486)	65,725	70,211
14,465	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	4,073	104,700	100,627
20,905	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,832	164,082	156,250
6,995	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,724	41,604	39,880
2,115	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	23	9,251	9,228
15,455	03/23/21	2.369%(A)	1 Day USOIS(1)(A)	—	24,830	24,830
6,880	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	56,505	(167,608)	(224,113)
22,835	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(7,171)	884,217	891,388
8,110	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	21,190	203,604	182,414
6,650	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	22,947	22,947
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	2,027	2,027
3,684	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(25,671)	(23,122)
11,445	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	115,325	518,835	403,510
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	256,537	202,776

See Notes to Financial Statements.

PGIM Government Income Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Interest rate swap agreements outstanding at August 31, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	$1,998	$75,525	$73,527
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	33,840	33,840
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	89,639	91,274
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	21,799	21,799
4,650	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(30,302)	(413,740)	(383,438)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	7,279	7,279

				$201,492	$2,413,336	$2,211,844

Securities with a combined market value of $2,377,083 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$16,940,570	$—
Small Business Loan	—	42,998	—
Commercial Mortgage-Backed Securities	—	54,005,835	—
Corporate Bonds	—	8,555,704	—
Municipal Bonds	—	1,128,885	—
Residential Mortgage-Backed Securities	—	347,493	—
U.S. Government Agency Obligations	—	166,156,631	—
U.S. Treasury Obligations	—	152,905,311	—
Affiliated Mutual Fund	9,600,586	—	—
Options Purchased	—	2,627	—
Other Financial Instruments*
Futures Contracts	339,685	—	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments* (continued)
Centrally Cleared Inflation Swap Agreement	$—	$(24,469)	$—
Centrally Cleared Interest Rate Swap Agreements	—	2,211,844	—

Total	$9,940,271	$402,273,429	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2018 were as follows:

U.S. Government Agency Obligations	41.2%
U.S. Treasury Obligations	38.0
Commercial Mortgage-Backed Securities	13.4
Collateralized Loan Obligations	4.2
Affiliated Mutual Fund	2.4
Diversified Financial Services	2.1
Municipal Bonds	0.3
Residential Mortgage-Backed Securities	0.1
Small Business Loan	0.0 *
Options Purchased	0.0 *%

101.7
Liabilities in excess of other assets	(1.7)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$426,935	*	Due from/to broker—variation margin futures	$87,250	*
Interest rate contracts	Due from/to broker—variation margin swaps	2,842,517	*	Due from/to broker—variation margin swaps	655,142	*

See Notes to Financial Statements.

PGIM Government Income Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$2,627	—	$—

		$3,272,079		$742,392

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Interest rate contracts	$(67,206)	$19,398	$615,055	$1,322,878

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Swaps
Interest rate contracts	$(99,184)	$(129,278)	$(744,959)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$53,971	$106,000	$222,020,613	$79,233,087

Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$ 1,050,000	$1,141,747,000

(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

32

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$2,048	$—	$2,048	$—	$2,048
Barclays Capital Group	579	—	579	—	579

	$2,627	$—	$2,627	$—	$2,627

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Government Income Fund	33

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $407,195,283)	$400,086,054
Affiliated investments (cost $9,600,586)	9,600,586
Receivable for investments sold	9,719,090
Dividends and interest receivable	1,742,146
Receivable for Fund shares sold	237,640
Due from broker—variation margin futures	66,044

Total Assets	421,451,560

Liabilities
Payable for investments purchased	17,092,049
Payable for Fund shares reacquired	1,009,136
Management fee payable	169,972
Accrued expenses and other liabilities	123,954
Payable to custodian	120,211
Due to broker—variation margin swaps	103,452
Distribution fee payable	71,835
Dividends payable	44,297
Affiliated transfer agent fee payable	38,605

Total Liabilities	18,773,511

Net Assets	$402,678,049

Net assets were comprised of:
Common stock, at par	$433,225
Paid-in capital in excess of par	413,779,898

414,213,123
Distributions in excess of net investment income	(149,784)
Accumulated net realized loss on investment transactions	(6,801,083)
Net unrealized depreciation on investments	(4,584,207)

Net assets, August 31, 2018	$402,678,049

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share, ($272,934,598 ÷ 29,348,968 shares of common stock issued and outstanding)	$9.30
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price to public	$9.74

Class B
Net asset value, offering price and redemption price per share, ($948,091 ÷ 101,790 shares of common stock issued and outstanding)	$9.31

Class C
Net asset value, offering price and redemption price per share, ($8,436,992 ÷ 905,189 shares of common stock issued and outstanding)	$9.32

Class R
Net asset value, offering price and redemption price per share, ($13,234,719 ÷ 1,420,908 shares of common stock issued and outstanding)	$9.31

Class Z
Net asset value, offering price and redemption price per share, ($57,521,799 ÷ 6,197,562 shares of common stock issued and outstanding)	$9.28

Class R6
Net asset value, offering price and redemption price per share, ($49,601,850 ÷ 5,348,126 shares of common stock issued and outstanding)	$9.27

See Notes to Financial Statements.

PGIM Government Income Fund	35

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

Net Investment Income (Loss)
Income
Interest income	$5,548,994
Affiliated dividend income	76,333

Total income	5,625,327

Expenses
Management fee	1,042,485
Distribution fee(a)	453,919
Transfer agent’s fees and expenses (including affiliated expense of $121,715)(a)	365,686
Custodian and accounting fees	75,433
Registration fees(a)	53,507
Shareholders’ reports	32,878
Audit fee	18,642
Legal fees and expenses	10,456
Directors’ fees	9,857
Miscellaneous	8,962

Total expenses	2,071,825
Less: Fee waiver and/or expense reimbursement(a)	(8,780)
Distribution fee waiver(a)	(17,060)

Net expenses	2,045,985

Net investment income (loss)	3,579,342

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(2,459,458)
Futures transactions	615,055
Options written transactions	19,398
Swap agreement transactions	1,322,878

(502,127)

Net change in unrealized appreciation (depreciation) on:
Investments	2,521,501
Futures	(129,278)
Swap agreements	(744,959)

1,647,264

Net gain (loss) on investment transactions	1,145,137

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,724,479

See Notes to Financial Statements.

36

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	353,475	5,168	44,096	51,180	—	—
Transfer agent’s fees and expenses	296,278	3,149	5,896	15,129	45,142	92
Registration fees	10,395	7,985	8,242	7,992	10,022	8,871
Fee waiver and/or expense reimbursement	—	(8,780)	—	—	—	—
Distribution fee waiver	—	—	—	(17,060)	—	—

See Notes to Financial Statements.

PGIM Government Income Fund	37

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,579,342	$6,377,493
Net realized gain (loss) on investment transactions	(502,127)	(3,575,898)
Net change in unrealized appreciation (depreciation) on investments	1,647,264	(4,596,515)

Net increase (decrease) in net assets resulting from operations	4,724,479	(1,794,920)

Dividends and Distributions
Dividends from net investment income
Class A	(2,753,619)	(5,155,183)
Class B	(4,910)	(12,479)
Class C	(48,180)	(86,388)
Class R	(107,631)	(199,734)
Class Z	(716,813)	(1,766,595)
Class R6	(554,977)	(804,047)

	(4,186,130)	(8,024,426)

Distributions from net realized gains
Class A	—	(1,607,061)
Class B	—	(8,284)
Class C	—	(52,194)
Class R	—	(73,887)
Class Z	—	(481,561)
Class R6	—	(177,783)

	—	(2,400,770)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	34,721,969	70,444,105
Net asset value of shares issued in reinvestment of dividends and distributions	3,622,241	8,958,431
Cost of shares reacquired	(65,666,759)	(126,184,108)

Net increase (decrease) in net assets from Fund share transactions	(27,322,549)	(46,781,572)

Total increase (decrease)	(26,784,200)	(59,001,688)

Net Assets:
Beginning of period	429,462,249	488,463,937

End of period(a)	$402,678,049	$429,462,249

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(149,784)	$457,004

See Notes to Financial Statements.

38

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund. These financial statements relate only to the PGIM Government Income Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and each Fund’s Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek high current return.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Company’s Treasurer (or the Treasurer’s direct reports); and the Company’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Government Income Fund	39

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days.

During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the

40

respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option,

PGIM Government Income Fund	41

Notes to Financial Statements (unaudited) (continued)

it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

42

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the

PGIM Government Income Fund	43

Notes to Financial Statements (unaudited) (continued)

counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any

44

election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Government Income Fund	45

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $1 billion,

46

0.45% of the Fund’s average daily net assets of the next $1 billion, 0.35% of the Fund’s average daily net assets of the next $1 billion, and 0.30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.50% for the six months ended August 31, 2018.

PGIM Investments has contractually agreed, through June 30, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual fund operating expenses to exceed 2.03% of average daily net assets for Class B shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B, Class C and Class R are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2019 to limit such expenses to 0.50% of the average daily net assets of the R shares.

Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, 0.80% of the next $1 billion of such assets and 0.50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2018.

PIMS has advised the Fund that it received $28,192 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Government Income Fund	47

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that for the six months ended August 31, 2018, it received $247 and $36 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended August 31, 2018, were $143,705,937 and $177,630,935, respectively.

48

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual fund for the six months ended August 31, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$14,788,490	$89,532,316	$94,720,220	$—	$—	$9,600,586	9,600,586	$76,333

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2018 were as follows:

Tax Basis	$417,701,397

Gross Unrealized Appreciation	815,332
Gross Unrealized Depreciation	(6,303,029)

Net Unrealized Depreciation	$(5,487,697)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $4,732,000 as having been incurred in the following fiscal year (February 28, 2019).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and

PGIM Government Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $0.01 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class R, Class T, Class Z and Class R6 common stock, each of which consists of 230 million, 5 million, 495 million, 500 million, 270 million, 500 million and 500 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of August, 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 1,317,951 Class R6 shares of the Fund. At reporting period end, four shareholders of record held 46% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2018:
Shares sold	1,050,405	$9,756,458
Shares issued in reinvestment of dividends and distributions	245,929	2,286,076
Shares reacquired	(3,034,802)	(28,151,716)

Net increase (decrease) in shares outstanding before conversion	(1,738,468)	(16,109,182)
Shares issued upon conversion from other share class(es)	27,171	251,881
Shares reacquired upon conversion into other share class(es)	(65,833)	(611,424)

Net increase (decrease) in shares outstanding	(1,777,130)	$(16,468,725)

Year ended February 28, 2018:
Shares sold	2,569,711	$24,511,457
Shares issued in reinvestment of dividends and distributions	582,955	5,559,746
Shares reacquired	(6,418,474)	(61,196,268)

Net increase (decrease) in shares outstanding before conversion	(3,265,808)	(31,125,065)
Shares issued upon conversion from other share class(es)	54,207	517,919
Shares reacquired upon conversion into other share class(es)	(100,707)	(963,228)

Net increase (decrease) in shares outstanding	(3,312,308)	$(31,570,374)

50

Class B	Shares	Amount
Six months ended August 31, 2018:
Shares sold	1,226	$11,405
Shares issued in reinvestment of dividends and distributions	450	4,189
Shares reacquired	(6,504)	(60,445)

Net increase (decrease) in shares outstanding before conversion	(4,828)	(44,851)
Shares reacquired upon conversion into other share class(es)	(21,644)	(201,028)

Net increase (decrease) in shares outstanding	(26,472)	$(245,879)

Year ended February 28, 2018:
Shares sold	5,465	$52,108
Shares issued in reinvestment of dividends and distributions	1,826	17,463
Shares reacquired	(43,268)	(413,237)

Net increase (decrease) in shares outstanding before conversion	(35,977)	(343,666)
Shares reacquired upon conversion into other share class(es)	(42,089)	(402,450)

Net increase (decrease) in shares outstanding	(78,066)	$(746,116)

Class C
Six months ended August 31, 2018:
Shares sold	74,017	$688,117
Shares issued in reinvestment of dividends and distributions	5,074	47,264
Shares reacquired	(137,574)	(1,276,700)

Net increase (decrease) in shares outstanding before conversion	(58,483)	(541,319)
Shares reacquired upon conversion into other share class(es)	(3,435)	(31,963)

Net increase (decrease) in shares outstanding	(61,918)	$(573,282)

Year ended February 28, 2018:
Shares sold	116,485	$1,105,194
Shares issued in reinvestment of dividends and distributions	13,859	132,586
Shares reacquired	(291,502)	(2,782,228)

Net increase (decrease) in shares outstanding before conversion	(161,158)	(1,544,448)
Shares reacquired upon conversion into other share class(es)	(34,315)	(328,141)

Net increase (decrease) in shares outstanding	(195,473)	$(1,872,589)

Class R
Six months ended August 31, 2018:
Shares sold	136,510	$1,268,470
Shares issued in reinvestment of dividends and distributions	9,227	85,895
Shares reacquired	(199,680)	(1,857,189)

Net increase (decrease) in shares outstanding	(53,943)	$(502,824)

Year ended February 28, 2018:
Shares sold	301,035	$2,877,091
Shares issued in reinvestment of dividends and distributions	22,287	212,931
Shares reacquired	(546,995)	(5,226,245)

Net increase (decrease) in shares outstanding	(223,673)	$(2,136,223)

PGIM Government Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2018:
Shares sold	1,158,852	$10,743,219
Shares issued in reinvestment of dividends and distributions	68,497	635,326
Shares reacquired	(3,104,833)	(28,757,686)

Net increase (decrease) in shares outstanding before conversion	(1,877,484)	(17,379,141)
Shares issued upon conversion from other share class(es)	68,648	636,117
Shares reacquired upon conversion into other share class(es)	(6,507)	(60,157)

Net increase (decrease) in shares outstanding	(1,815,343)	$(16,803,181)

Year ended February 28, 2018:
Shares sold	2,770,828	$26,333,752
Shares issued in reinvestment of dividends and distributions	215,748	2,053,940
Shares reacquired	(5,197,283)	(49,381,445)

Net increase (decrease) in shares outstanding before conversion	(2,210,707)	(20,993,753)
Shares issued upon conversion from other share class(es)	113,593	1,083,281

Net increase (decrease) in shares outstanding	(2,097,114)	$(19,910,472)

Class R6
Six months ended August 31, 2018:
Shares sold	1,325,847	$12,254,300
Shares issued in reinvestment of dividends and distributions	60,799	563,491
Shares reacquired	(601,308)	(5,563,023)

Net increase (decrease) in shares outstanding before conversion	785,338	7,254,768
Shares issued upon conversion from other share class(es)	1,792	16,574

Net increase (decrease) in shares outstanding	787,130	$7,271,342

Year ended February 28, 2018:
Shares sold	1,638,021	$15,564,503
Shares issued in reinvestment of dividends and distributions	103,313	981,765
Shares reacquired	(756,024)	(7,184,685)

Net increase (decrease) in shares outstanding before conversion	985,310	9,361,583
Shares issued upon conversion from other share class(es)	13,804	131,588
Shares reacquired upon conversion into other share class(es)	(4,072)	(38,969)

Net increase (decrease) in shares outstanding	995,042	$9,454,202

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

52

Subsequent to the reporting period end, the SCA has been renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

PGIM Government Income Fund	53

Notes to Financial Statements (unaudited) (continued)

When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

US Government and Agency Securities Risk: US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

54

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Government Income Fund	55

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.29		$9.55	$9.72	$9.79	$9.52	$9.78
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.12	0.10	0.08	0.11	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.17)	(0.12)	0.06	0.28	(0.19)
Total from investment operations	0.10		(0.05)	(0.02)	0.14	0.39	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.11)	(0.10)	(0.12)	(0.15)
Distributions from net realized gains	-		(0.05)	(0.04)	(0.11)	-	(0.06)
Total dividends and distributions	(0.09)		(0.21)	(0.15)	(0.21)	(0.12)	(0.21)
Net asset value, end of period	$9.30		$9.29	$9.55	$9.72	$9.79	$9.52
Total Return(b):	1.11%		(0.61)%	(0.24)%	1.41%	4.08%	(0.47)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$272,935		$289,049	$328,835	$371,571	$387,663	$412,384
Average net assets (000)	$280,476		$312,816	$353,716	$373,443	$403,927	$435,734
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.04%	(e)	1.01%	1.02%	0.99%	1.01%	0.97%
Expenses before waivers and/or expense reimbursement(d)	1.04%	(e)	1.01% (f)	1.02%	0.99%	1.06%	1.02%
Net investment income (loss)	1.66%	(e)	1.30%	1.05%	0.79%	1.15%	1.48%
Portfolio turnover rate(g)(h)	74%	(i)	428%	759%	778%	817%	1,042%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.

(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

56

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.30		$9.56	$9.73	$9.80	$9.53	$9.80
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.03	- (b)	0.04	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.18)	(0.13)	0.07	0.27	(0.20)
Total from investment operations	0.06		(0.13)	(0.10)	0.07	0.31	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.03)	(0.03)	(0.04)	(0.08)
Distributions from net realized gains	-		(0.05)	(0.04)	(0.11)	-	(0.06)
Total dividends and distributions	(0.05)		(0.13)	(0.07)	(0.14)	(0.04)	(0.14)
Net asset value, end of period	$9.31		$9.30	$9.56	$9.73	$9.80	$9.53
Total Return(c):	0.60%		(1.40)%	(1.01)%	0.69%	3.30%	(1.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$948		$1,193	$1,973	$3,085	$3,805	$5,687
Average net assets (000)	$1,025		$1,497	$2,802	$3,151	$4,682	$7,274
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.03%	(e)	1.80%	1.76%	1.74%	1.76%	1.72%
Expenses before waivers and/or expense reimbursement	3.73%	(e)	2.25% (f)	1.76%	1.74%	1.76%	1.72%
Net investment income (loss)	0.66%	(e)	0.49%	0.30%	0.04%	0.40%	0.75%
Portfolio turnover rate(g)(h)	74%	(i)	428%	759%	778%	817%	1,042%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Government Income Fund	57

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.31		$9.57	$9.74	$9.81	$9.54	$9.80
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.05	0.03	- (b)	0.04	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.18)	(0.12)	0.07	0.27	(0.19)
Total from investment operations	0.06		(0.13)	(0.09)	0.07	0.31	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.04)	(0.03)	(0.04)	(0.08)
Distributions from net realized gains	-		(0.05)	(0.04)	(0.11)	-	(0.06)
Total dividends and distributions	(0.05)		(0.13)	(0.08)	(0.14)	(0.04)	(0.14)
Net asset value, end of period	$9.32		$9.31	$9.57	$9.74	$9.81	$9.54
Total Return(c):	0.67%		(1.38)%	(1.01)%	0.69%	3.30%	(1.22)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,437		$9,001	$11,126	$12,488	$10,016	$11,114
Average net assets (000)	$8,747		$10,053	$12,570	$10,548	$10,394	$15,601
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.90%	(e)	1.79%	1.77%	1.74%	1.76%	1.72%
Expenses before waivers and/or expense reimbursement	1.90%	(e)	1.79% (f)	1.77%	1.74%	1.76%	1.72%
Net investment income (loss)	0.80%	(e)	0.51%	0.30%	0.03%	0.40%	0.75%
Portfolio turnover rate(g)(h)	74%	(i)	428%	759%	778%	817%	1,042%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

58

Class R Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.30		$9.56	$9.73	$9.80	$9.53	$9.80
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.10	0.08	0.05	0.09	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.18)	(0.12)	0.06	0.27	(0.20)
Total from investment operations	0.08		(0.08)	(0.04)	0.11	0.36	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.13)	(0.09)	(0.07)	(0.09)	(0.13)
Distributions from net realized gains	-		(0.05)	(0.04)	(0.11)	-	(0.06)
Total dividends and distributions	(0.07)		(0.18)	(0.13)	(0.18)	(0.09)	(0.19)
Net asset value, end of period	$9.31		$9.30	$9.56	$9.73	$9.80	$9.53
Total Return(b):	0.92%		(0.88)%	(0.49)%	1.16%	3.82%	(0.82)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,235		$13,718	$16,243	$15,242	$13,089	$10,560
Average net assets (000)	$13,537		$14,559	$16,257	$13,851	$12,178	$10,227
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.41%	(d)	1.29%	1.27%	1.24%	1.26%	1.22%
Expenses before waivers and/or expense reimbursement	1.66%	(d)	1.54% (e)	1.52%	1.49%	1.51%	1.47%
Net investment income (loss)	1.29%	(d)	1.02%	0.81%	0.53%	0.90%	1.22%
Portfolio turnover rate(f)(g)	74%	(h)	428%	759%	778%	817%	1,042%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Government Income Fund	59

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.27		$9.53	$9.70	$9.77	$9.50	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.15	0.13	0.10	0.13	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.18)	(0.13)	0.06	0.28	(0.19)
Total from investment operations	0.12		(0.03)	-	0.16	0.41	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.18)	(0.13)	(0.12)	(0.14)	(0.18)
Distributions from net realized gains	-		(0.05)	(0.04)	(0.11)	-	(0.06)
Total dividends and distributions	(0.11)		(0.23)	(0.17)	(0.23)	(0.14)	(0.24)
Net asset value, end of period	$9.28		$9.27	$9.53	$9.70	$9.77	$9.50
Total Return(b):	1.26%		(0.36)%	0.00%	1.67%	4.34%	(0.22)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,522		$74,262	$96,332	$108,544	$98,913	$73,888
Average net assets (000)	$63,744		$93,050	$106,342	$98,389	$79,893	$83,182
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.75%	(d)	0.76%	0.77%	0.74%	0.76%	0.72%
Expenses before waivers and/or expense reimbursement	0.75%	(d)	0.76% (e)	0.77%	0.74%	0.76%	0.72%
Net investment income (loss)	1.94%	(d)	1.55%	1.31%	1.03%	1.40%	1.74%
Portfolio turnover rate(f)(g)	74%	(h)	428%	759%	778%	817%	1,042%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

60

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28,	August 9, 2016(a) through February 28,
	2018		2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.26		$9.52	$9.84
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.17	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.18)	(0.32)
Total from investment operations	0.12		(0.01)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.08)
Distributions from net realized gains	-		(0.05)	-
Total dividends and distributions	(0.11)		(0.25)	(0.08)
Net asset value, end of period	$9.27		$9.26	$9.52
Total Return(c):	1.33%		(0.19)%	(2.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,602		$42,239	$33,956
Average net assets (000)	$46,066		$38,343	$17,541
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61%	(e)	0.59%	0.62%	(e)
Expenses before waivers and/or expense reimbursement	0.61%	(e)	0.59% (f)	0.62%	(e)
Net investment income (loss)	2.10%	(e)	1.75%	1.47%	(e)
Portfolio turnover rate(g)(h)	74%	(i)	428%	759%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Government Income Fund	61

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports

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from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of

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fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark over all periods.
•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expenses were only two basis points from the median, despite the Fund’s fourth quartile ranking.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual fund operating expenses to exceed 2.03% for Class B shares through June 30, 2020.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z	R6*
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX	PGIQX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404	74439V875

*Formerly known as Class Q shares.

MF128E2

PGIM FLOATING RATE INCOME FUND

(Formerly known as Prudential Floating Rate Income Fund)

SEMIANNUAL REPORT

AUGUST 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Primary objective is to maximize current income. A secondary investment objective is to seek capital appreciation, but only when consistent with the Fund’s primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how

PGIM Floating Rate Income Fund	3

long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to

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determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective on or about June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

- Not part of the Semiannual Report -

PGIM Floating Rate Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

October 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Floating Rate Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/18 (without sales charges)	Average Annual Total Returns as of 8/31/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.59	1.12	3.07	3.60 (3/30/11)
Class C	1.20	2.74	2.96	3.29 (3/30/11)
Class Z	1.82	4.89	4.00	4.34 (3/30/11)
Class R6**	1.85	4.94	N/A	4.10 (4/27/15)
Credit Suisse Leveraged Loan Index
	2.36	5.29	4.27	—
Lipper Loan Participation Funds Average
	1.74	4.18	3.30	—

Source: PGIM Investments LLC, Lipper Inc., and Credit Suisse

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

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Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index (the Index) is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 4.55% and 4.24% for Class R6 shares.

Lipper Loan Participation Funds Average—The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds universe for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, C, and Z shares is 3.59% and 3.35% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/18 (%)
A	5.8
BBB	4.8
BB	31.9
B	54.2
CCC	1.5
Not Rated	0.2
Cash/Cash Equivalents	1.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM Floating Rate Income Fund	9

Your Fund’s Performance (continued)

Distributions and Yields as of 8/31/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.23	4.39	4.27
Class C	0.19	3.79	3.68
Class Z	0.24	4.79	4.68
Class R6***	0.24	4.83	4.74

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Formerly known as Class Q shares.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Floating Rate Income Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,015.90	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class C	Actual	$1,000.00	$1,012.00	1.70%	$8.62
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64
Class Z	Actual	$1,000.00	$1,018.20	0.70%	$3.56
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class R6**	Actual	$1,000.00	$1,018.50	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2018, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 5.7%

Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class B, 144A, 3 Month LIBOR + 1.750%	4.092	%(c)	10/24/29	3,925	$3,933,077
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class B, 144A, 3 Month LIBOR + 1.650%	3.981	(c)	05/20/29	2,500	2,499,561
MidOcean Credit CLO (Cayman Islands), Series 2014-3A, Class BR, 144A, 3 Month LIBOR + 1.800%	3.851	(c)	04/21/31	5,000	5,000,048
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.119	(c)	07/15/31	6,500	6,491,349
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 144A, 3 Month LIBOR + 1.700%	4.047	(c)	10/22/30	10,000	9,989,085
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.086	(c)	04/17/31	4,250	4,245,880
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.810	(c)	04/20/31	6,000	5,992,540
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.063	(c)	05/07/31	3,000	2,999,031
Sounds Point CLO Ltd. (Cayman Islands), Series 2013-3RA, Class B, 144A, 3 Month LIBOR + 1.750%	4.251	(c)	04/18/31	2,250	2,246,897
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.120	(c)	10/18/31	4,000	4,000,000
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848	(c)	04/15/29	6,000	5,984,813
Vibrant CLO Ltd. (Cayman Islands), Series 2016-04A, Class B, 144A, 3 Month LIBOR + 2.400%	4.748	(c)	07/20/28	3,000	3,009,398
Zais CLO Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.527	(c)	07/15/31	6,000	6,000,325

TOTAL ASSET-BACKED SECURITIES (cost $62,443,013)					62,392,004

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS 89.6%

Advertising 0.4%
Advantage Sales & Marketing, Inc., Incremental Term B-2 Loan, 1 Month LIBOR + 3.250%	5.326	%(c)	07/23/21	423	$394,744
Information Resources, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.567	(c)	01/18/24	1,853	1,862,695
Vestcom Parent Holdings, Inc., Term Loan, 1 Month LIBOR + 4.000%/PRIME + 3.000%^	7.038	(c)	12/19/23	2,445	2,441,944

					4,699,383

Aerospace & Defense 0.8%
Transdigm, Inc.,
2018 New Tranche E Term Loans, 1 Month LIBOR + 2.500%	4.576	(c)	05/30/25	3,397	3,388,620
New Tranche G Term Loans, 1 Month LIBOR + 2.500%	4.576	(c)	08/22/24	4,445	4,436,274
WP CPP Holdings LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.225	(c)	04/30/25	675	676,856

					8,501,750

Apparel 0.2%
Oak Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.500%	6.576	(c)	10/26/23	1,061	978,830
Tumi, Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 1.750%	3.826	(c)	04/25/25	1,600	1,592,000

					2,570,830

Auto Manufacturers 1.3%
Ati Holdings Acquisition, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.567	(c)	05/10/23	3,325	3,326,968
Horizon Global Corp., 2017 Replacement Term Loan, 1 Month LIBOR + 6.000%^	8.076	(c)	06/30/21	606	587,417
Jaguar Holdings Co. II, 2018 Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	08/18/22	2,494	2,490,110
Navistar Financial Corp., New TLB Loans, 1 Month LIBOR + 3.750%	5.875	(c)	07/25/25	3,925	3,934,813
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.580	(c)	11/06/24	2,438	2,440,797

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Auto Manufacturers (cont’d.)
Tweddle Group, Inc., Closing Date Term Loan, PRIME + 5.000%	10.000	%(c)	10/24/22	1,113	$395,318
UOS LLC, Initial Term Loan, 1 Month LIBOR + 5.500%^	7.576	(c)	04/18/23	553	560,159

					13,735,582

Auto Parts & Equipment 1.8%
Allflex Holdings III, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.586	(c)	07/17/20	1,020	1,023,762
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 - 2 Month LIBOR + 2.250%	4.385	(c)	04/06/24	2,970	2,965,831
Dexko Global, Inc., Replacement US Dollar Term B Loan, 1 Month LIBOR + 3.500%	5.576	(c)	07/24/24	1,643	1,644,376
Exc Holdings III Corp, First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%	5.834	(c)	12/02/24	1,097	1,106,347
Innovative Xcessories & Services LLC, Term Loan, 1 Month LIBOR + 4.750%	6.820	(c)	11/29/22	1,292	1,290,031
MGM Growth Properties Operating Partnership LP, Term B Loan, 1 Month LIBOR + 2.000%	4.076	(c)	03/21/25	2,263	2,261,842
Southcross Energy Partners LP, Initial Term Loan, 3 Month LIBOR + 4.250%	6.584	(c)	08/04/21	2,239	1,953,486
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%	6.076	(c)	05/22/24	1,193	1,194,420
Tenneco, Inc., Term Loan	—	(p)	07/31/25	850	848,140
Tower Automotive Holdings USA LLC, Third Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.875	(c)	03/07/24	1,428	1,433,382
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%^	5.816	(c)	04/22/24	2,504	2,505,368
Visteon Corp., New Term Loan B, 1 - 3 Month LIBOR + 1.750%	3.945	(c)	03/25/24	1,700	1,697,145

					19,924,130

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Beverages 0.3%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.576	%(c)	03/20/24	2,135	$2,137,316
Refresco Group NV (Netherlands), Facility B3 Loan, 3 Month LIBOR + 3.250%^	5.564	(c)	03/28/25	800	794,000

					2,931,316

Building Materials 1.3%
Airxcel, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.576	(c)	04/28/25	975	973,172
Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%^	10.826	(c)	04/27/26	225	216,000
Diversitech Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	5.340	(c)	06/03/24	1,766	1,755,092
Forterra Finance LLC, Replacement Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	10/25/23	1,701	1,591,968
Front Door Co., Inc. (The), Term Loan^	—	(p)	09/30/25	1,325	1,326,656
High Liner Foods, Inc. (Canada), Term Loan, 3 Month LIBOR + 3.250%^	5.580	(c)	04/26/21	2,350	2,185,500
Janus International Group LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^	5.076	(c)	02/07/25	449	441,019
NCI Building Systems, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	4.076	(c)	02/07/25	1,703	1,701,314
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.826	(c)	11/15/23	2,904	2,899,315
Summit Materials LLC, New Term Loan B, 1 Month LIBOR + 2.000%	4.076	(c)	11/21/24	1,000	1,000,312

					14,090,348

Cable 0.5%
Casa Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	6.076	(c)	12/14/23	1,232	1,233,407
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.314	(c)	07/17/25	997	993,423
Learfield Communications, Inc., Term Loan	—	(p)	12/01/23	1,011	1,015,477
Sinclair TV Grouup, Inc., Term Loan	—	(p)	03/31/25	2,425	2,418,938

					5,661,245

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Capital Goods 0.2%
Ilpea Parent, Inc., Term Loan, 1 Month LIBOR + 4.750%^	6.830	%(c)	03/02/23	966	$968,837
K & N Parent, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	7.084	(c)	10/20/23	1,650	1,648,987

					2,617,824

Chemicals 2.7%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	12/23/24	821	816,771
Alpha US Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	5.334	(c)	01/31/24	2,185	2,187,302
Alterra Mountain Co., Initial Term Loan, 1 Month LIBOR + 3.000%^	5.076	(c)	08/08/24	2,000	2,007,500
Chemours Co., (The), Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%	3.830	(c)	04/03/25	3,995	3,985,012
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	03/16/25	2,070	2,082,749
Dubois Chemicals, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.250%	2.442	(c)	03/15/24	76	75,926
Repriced Initial Term Loan, 1 Month LIBOR + 3.250%	5.327	(c)	03/15/24	961	953,726
Encapsys LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	11/07/24	1,322	1,323,891
HB Fuller Company, Term Loan B, 1 Month LIBOR + 2.000%	4.077	(c)	10/20/24	1,944	1,942,387
Kmg Chemicals, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	06/15/24	765	765,644
Macdermid, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	06/07/23	905	906,996
Oxea Corp., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	5.625	(c)	10/14/24	3,083	3,090,692
PQ Corp., Third Amendment Tranche B-1 Term Loan, 1 - 2 Month LIBOR + 1.250%	2.288	(c)	02/08/25	3,425	3,427,122
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	6.188	(c)	12/26/23	2,750	2,757,700
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	09/23/24	361	362,030
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	09/23/24	833	835,453

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Chemicals (cont’d.)
Unifrax I LLC,
2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%^	5.834	%(c)	04/04/24	1,708	$1,716,321
Second Lien Initial Term Loan, 3 Month LIBOR + 7.500%	9.802	(c)	11/03/25	275	277,634

					29,514,856

Coal 0.5%
Charah LLC, Initial Loan, 1 Month LIBOR + 6.250%^	8.326	(c)	10/25/24	719	725,780
Consol Energy, Inc., Initial Term B Loan, 1 Month LIBOR + 6.000%^	8.080	(c)	11/28/22	1,368	1,398,908
Murray Energy Corp., Superpriority Term B-2 Loan, 1 Month LIBOR + 7.250%	9.326	(c)	10/17/22	797	741,513
Nthrive, Inc., First Lien Term B-2 Loan, 1 Month LIBOR + 4.500%	6.576	(c)	10/20/22	2,970	2,972,457

					5,838,658

Commercial Services 4.9%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	5.065	(c)	04/09/25	1,825	1,834,125
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	7.485	(c)	07/05/23	1,424	1,429,041
AVSC Holdings Corp., Initial Term Loan, 2 Month LIBOR + 3.250%	5.534	(c)	03/03/25	449	446,631
Barbri, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%	6.332	(c)	12/01/23	708	705,631
Brightview Landscapes LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.656	(c)	08/15/25	800	801,000
C.H.I.Overhead Doors, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	07/29/22	2,050	2,052,956
Camelot US Acquisition I Co., 2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	10/03/23	2,945	2,942,892
Eab Global, Inc., First Lien Term Loan, 2 - 3 Month LIBOR + 3.750%^	6.088	(c)	11/17/24	2,843	2,832,214
Equian LLC, 2018 Incremental Term Loan B, 1 Month LIBOR + 3.250%	5.316	(c)	05/20/24	1,536	1,535,157
Explorer Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%^	6.084	(c)	05/02/23	1,887	1,891,415
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.580	(c)	07/03/24	2,382	2,395,147

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Commercial Services (cont’d.)
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.576	%(c)	04/26/24	4,634	$4,647,135
Legalzoom.Com, Inc., Term Loan B, 1 Month LIBOR + 4.250%^	6.316	(c)	11/21/24	871	880,372
Lineage Logistics, Term Loan, 1 Month LIBOR + 3.000%^	5.076	(c)	02/16/25	1,272	1,263,864
Minerals Technologies, Inc., Term B-2 Loan^	4.750		05/07/21	225	225,000
Neiman Marcus Group Ltd. LLC, Other Term Loan, 1 Month LIBOR + 3.250%	5.330	(c)	10/25/20	2,177	2,021,481
On Assignment, Inc., Initial Term B-2 Loan, 1 Month LIBOR + 2.000%	4.076	(c)	04/02/25	1,649	1,648,905
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.321	(c)	12/04/24	3,366	3,358,611
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	09/27/24	2,889	2,885,735
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.810	(c)	10/11/24	2,067	2,069,703
Safe Fleet Holdings LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.090	(c)	02/03/25	1,820	1,801,474
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.500%	5.580	(c)	07/17/25	2,078	2,091,380
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.067	(c)	03/09/23	2,919	2,891,207
Team Health Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	02/06/24	1,876	1,790,256
Tmk Hawk Parent Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.580	(c)	08/28/24	1,099	1,097,094
Trugreen Limited Partnership, Initial Incremental Term Loan (First Lien), 1 Month LIBOR + 4.000%^	6.067	(c)	04/13/23	712	714,148
US Security Associates Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	5.834	(c)	07/14/23	2,050	2,049,811
USS Ultimate Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.826	(c)	08/26/24	900	903,375
Vantiv LLC, Term Loan B3, 1 Month LIBOR + 1.750%	3.813	(c)	10/16/23	602	601,969
VT Topco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.093	(c)	08/01/25	1,020	1,020,000
Wireco Worldgroup, Inc., First Lien Term Loan, 1 Month LIBOR + 5.000%	7.076	(c)	09/29/23	1,114	1,123,981

					53,951,710

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Computers 3.5%
Banff Merger Sub, Inc., Term Loan	—	%(p)	06/28/25	7,325	$7,327,197
Bombardier, Inc. (Canada), Term Loan B, 1 Month LIBOR + 2.000%	4.080	(c)	05/23/25	2,425	2,415,402
Conduent Business Services LLC, Term Loan B, 1 Month LIBOR + 2.500%	4.576	(c)	12/07/23	2,279	2,283,442
Dell International LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	4.080	(c)	09/07/23	3,363	3,360,766
Everi Payments, Inc., New Term B Loan, 1 Month LIBOR + 3.000%	5.076	(c)	05/09/24	2,234	2,244,897
Exela Intermediate LLC, 2018 Repriced Term Loan, 2 Month LIBOR + 6.500%	8.826	(c)	07/12/23	494	493,711
Fullbeauty Brands Holdings Corp., First Lien Term Loan, 3 Month LIBOR + 4.750%	7.092	(c)	10/14/22	1,124	331,176
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 2 Month LIBOR + 3.750%^	5.942	(c)	07/11/25	1,025	1,027,563
Neustar, Inc.,
First Lien Term Loan B4, 1 Month LIBOR + 3.500%	5.575	(c)	08/08/24	2,312	2,314,436
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	10.076	(c)	08/08/25	550	536,788
Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.834	(c)	08/01/24	3,508	3,443,304
Presidio LLC, Refinancing and Incremental Term Loan, 1 - 3 Month LIBOR + 2.750%	4.999	(c)	02/02/24	1,489	1,489,156
Sandvine Corp. (Canada), Initial Term Loan, 1 Month LIBOR + 5.750%^	7.825	(c)	09/21/22	1,490	1,503,031
Tempo Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	05/01/24	4,791	4,800,709
Verifone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.322	(c)	08/20/25	1,950	1,952,437
West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	6.076	(c)	10/10/24	2,539	2,518,897

					38,042,912

Consumer Services 0.2%
Ozark Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	07/03/23	1,517	1,512,158
University Support Services LLC, Term Loan	—	(p)	07/17/25	647	650,652

					2,162,810

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Cosmetics/Personal Care 0.1%
Coty, Inc., Term B USD Loans, 1 Month LIBOR + 2.250%	4.333	%(c)	04/07/25	1,575	$1,521,844

Distribution/Wholesale 1.0%
CD&R Hydra Buyer, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	10.076	(c)	04/30/26	300	299,250
Evergreen Skills Lux Sarl (Luxembourg), First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.826	(c)	04/28/21	1,805	1,743,603
Fastener Acquisition, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.250%^	6.455	(c)	03/21/25	1,122	1,119,382
Second Lien Initial Term Loan, 3 Month LIBOR + 8.750%	11.084	(c)	03/23/26	87	84,875
FPC Holdings, Inc., First Lien Term B-1 Loan, 1 Month LIBOR + 4.500%	6.576	(c)	11/18/22	973	978,033
Hudsons Bay Company (Canada), Initial Term B Loan, 1 Month LIBOR + 3.250%	5.315	(c)	09/30/22	838	801,146
Nexeo Solutions LLC, Term Loan B-1, 3 Month LIBOR + 3.250%	5.580	(c)	06/09/23	1,680	1,688,151
Owens & Minor, Inc., Term B Loan, 2 Month LIBOR + 4.500%	6.673	(c)	05/02/25	2,000	1,951,250
Univar USA, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.326	(c)	07/01/24	1,118	1,120,799
Yak Access LLC, First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	7.067	(c)	07/11/25	755	728,575

					10,515,064

Diversified Financial Services 2.7%
Advisor Group, Inc., Term Loan^	—	(p)	09/30/25	1,150	1,155,750
Alixpartners LLP, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	04/04/24	3,677	3,681,288
Allied Universal Holdco LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.826	(c)	07/28/22	2,130	2,099,008
Altisource Solutions Sarl, Term B Loan, 3 Month LIBOR + 4.000%	6.334	(c)	04/03/24	1,179	1,173,387
Auris Luxembourg III Sarl, Term Loan	—	(p)	07/30/25	850	855,844
Blackhawk Network Holdings, Inc., First Lien Term Loan, 2 Month LIBOR + 3.000%	5.183	(c)	06/15/25	2,075	2,080,187

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Diversified Financial Services (cont’d.)
Capital Automotive L.P., Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.000%^	8.080	%(c)	03/24/25	773	$784,131
Focus Financial Partners LLC, Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	07/03/24	1,398	1,399,029
Franklin Square Holdings, L.P., Term Loan, 3 Month LIBOR + 2.500%^	4.625	(c)	07/25/25	1,250	1,253,125
Greensky Holdings LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	5.375	(c)	03/31/25	1,421	1,428,545
Hudson River Trading LLC, Term Loan, 1 Month LIBOR + 4.250%^	6.326	(c)	03/20/25	1,895	1,916,572
IG Investments Holdings LLC, 2018 Refinancing Term Loan, 1 - 3 Month LIBOR + 3.500%	5.705	(c)	05/21/25	800	801,000
Jefferies Finance LLC, Term Loan, 3 Month LIBOR + 2.500%	4.875	(c)	09/30/25	795	794,808
Leidos Innovations Corp., Term Loan	—	(p)	08/22/25	1,200	1,201,500
Lions Gate Capital Holdings LLC, Term B Loan, 1 Month LIBOR + 2.250%	4.315	(c)	03/24/25	1,197	1,194,007
Liquidnet Holdings, Inc., Term Loan, 1 Month LIBOR + 3.750%^	5.826	(c)	07/11/24	2,100	2,099,862
NFP Corp., Term B Loan, 1 Month LIBOR + 3.000%	5.076	(c)	01/08/24	1,231	1,228,941
Station Casinos LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	4.580	(c)	06/08/23	967	969,736
The Edelman Financial Center LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.592	(c)	07/21/25	1,775	1,782,544
Virtus Investment Partners, Inc., Initial Term Loan, 1 - 3 Month LIBOR + 1.250%	2.291	(c)	06/03/24	1,588	1,592,397

					29,491,661

Electric 1.0%
Calpine Corp., Term Loan (2016), 3 Month LIBOR + 2.500%	4.840	(c)	05/31/23	499	499,262
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	5.834	(c)	02/27/20	575	570,687
FTS International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.826	(c)	04/16/21	94	93,850
Helix Gen Funding LLC, Term Loan, 1 Month LIBOR + 3.750%	5.826	(c)	06/03/24	1,756	1,688,402

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Electric (cont’d.)
Pike Corp., Initial Term Loan (2018), 1 Month LIBOR + 3.500%	5.580	%(c)	03/21/25	1,973	$1,986,207
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.065	(c)	12/31/25	5,525	5,512,911
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.076	(c)	08/04/23	1,000	997,812

					11,349,131

Electrical Components & Equipment 0.3%
Pelican Products, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.581	(c)	05/01/25	1,921	1,920,532
Southwire Co., Initial Term Loan, 1 Month LIBOR + 2.000%	4.060	(c)	05/15/25	1,325	1,327,484

					3,248,016

Electronics 0.7%
Calpine Corp., Term Loan (05/15), 3 Month LIBOR + 2.500%	4.840	(c)	01/15/24	4,105	4,109,364
Celestica, Inc. (Canada), Term B Loan, 1 Month LIBOR + 2.000%	4.065	(c)	06/27/25	1,775	1,768,344
Kemet Corp., Initial Term Loan, 1 Month LIBOR + 6.000%^	8.076	(c)	04/26/24	523	530,337
TTM Technologies, Inc., Term B Loan, 1 Month LIBOR + 2.500%	4.581	(c)	09/30/24	1,552	1,553,038

					7,961,083

Engineering & Construction 1.9%
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	07/23/21	1,921	1,793,361
American Traffic Solution, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.825	(c)	02/28/25	998	1,002,990
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.592	(c)	06/21/24	3,490	3,506,228
DG Investment Intermediate Holdings 2, Inc.,
First Lien First Amendment Incremental Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	02/03/25	800	793,500
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	02/03/25	946	938,330

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Engineering & Construction (cont’d.)
DG Investment Intermediate Holdings 2, Inc., (cont’d.)
Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%^	9.084	%(c)	02/01/26	500	$502,500
Gopher Sub, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.000%^	2.846	(c)	02/03/25	101	102,121
Hamilton Holdco LLC (Australia), Term Loan, 3 Month LIBOR + 2.000%	4.340	(c)	07/02/25	825	823,969
MX Holdings US, Inc., Term Loan^	—	(p)	07/31/25	825	829,125
Pisces Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.087	(c)	04/12/25	3,550	3,560,355
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.576	(c)	06/13/23	1,521	1,518,081
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.830	(c)	07/07/22	3,513	3,523,952
Trc Companies, Inc., Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	06/21/24	1,319	1,319,637
USIC Holdings, Inc., Term Loan B, 1 Month LIBOR + 3.250%^	5.326	(c)	12/08/23	598	601,523

					20,815,672

Entertainment 2.5%
Cbac Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	6.076	(c)	07/07/24	2,213	2,216,806
CEOCL LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.076	(c)	10/06/24	3,691	3,682,818
Crown Finance US, Inc. (United Kingdom), Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	02/28/25	1,995	1,986,410
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%^	5.080	(c)	10/21/24	1,716	1,718,520
Greektown Holdings LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	04/25/24	2,129	2,125,839
IPC Corp., Term B-1 Loan (First Lien), 3 Month LIBOR + 2.250%^	3.425	(c)	08/06/21	757	736,482
NAI Entertainment Holdings LLC, Tranche B Term Loan, 1 Month LIBOR + 2.500%	4.580	(c)	05/08/25	1,200	1,199,250
National Cinemedia LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.125	(c)	06/20/25	1,000	998,750

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Entertainment (cont’d.)
Penn National Gaming, Inc., Term Loan	—	%(p)	09/30/25	1,250	$1,251,563
Plaskolite LLC, Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.576	(c)	11/03/22	2,802	2,795,067
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	4.826	(c)	08/14/24	4,391	4,379,735
Sonneborn LLC, Initial US Term Loan, 3 Month LIBOR + 3.750%^	6.092	(c)	12/10/20	641	643,989
Stars Group Holdings BV (Canada), USD Term Loan, 3 Month LIBOR + 3.500%	5.831	(c)	07/10/25	1,700	1,712,136
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	03/15/24	449	430,756
VIP Cinema Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 6.000%	8.340	(c)	03/01/23	727	729,287
WMG Acquisition Corp., Tranche F Term Loan, 1 Month LIBOR + 2.125%	4.201	(c)	11/01/23	950	946,129

					27,553,537

Environmental Control 1.2%
Clean Harbors, Inc., Initial Term Loan, 1 Month LIBOR + 1.750%	3.826	(c)	06/30/24	1,025	1,025,000
Filtration Group Corp., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	03/29/25	2,621	2,627,959
Gopher Resource LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	03/06/25	1,971	1,975,614
North American Lifting Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.834	(c)	11/27/20	3,328	3,219,939
Robertshaw US Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.625	(c)	02/28/25	1,122	1,111,667
WCA Waste Systems, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	08/14/23	2,307	2,295,828
Wrangler Buyer Corp., 2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	09/27/24	299	300,183

					12,556,190

Food Service 0.1%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Loan, 3 Month LIBOR + 3.750%	6.084	(c)	12/06/24	871	869,114

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Foods 2.1%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%	5.337	%(c)	12/21/22	807	$804,915
Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	5.311	(c)	06/22/23	488	486,233
American Seafoods Group LLC, Incremental Tranche B Term Loan, 1 Month LIBOR + 2.750%^	4.830	(c)	08/21/23	2,000	1,995,000
H Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.065	(c)	05/23/25	2,250	2,231,294
JBS USA Lux SA, Initial Term Loan, 3 Month LIBOR + 2.500%	4.835	(c)	10/30/22	4,810	4,803,921
Mastronardi Produce-USA, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 3.250%^	5.332	(c)	05/01/25	925	929,625
Milk Specialties Company (D/B/A Msg Nutritional Ingredients), New Term Loan, 1 Month LIBOR + 4.000%	6.076	(c)	08/16/23	2,768	2,765,309
Post Holdings, Inc., Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%	4.070	(c)	05/24/24	2,970	2,970,178
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.326	(c)	06/30/21	3,593	3,523,993
Sigma Bidco BV (Netherlands), Facility B2 Loan, 1 Month LIBOR + 3.000%	5.081	(c)	07/02/25	2,575	2,568,563

					23,079,031

Hand/Machine Tools 0.4%
Apex Tool Group LLC, First Lien Term Loan, 1 Month LIBOR + 3.750%	5.826	(c)	02/01/22	1,855	1,856,583
Milacron LLC, Term B Loan, 1 Month LIBOR + 2.500%^	4.576	(c)	09/28/23	2,733	2,719,207

					4,575,790

Healthcare & Pharmaceuticals 0.3%
Sterigenics Nordion Holdings LLC, Incremental Term Loan, 3 Month LIBOR + 3.000%	5.334	(c)	05/15/22	1,744	1,746,754
Syneos Health, Inc., Replacement Term B Loan, 1 Month LIBOR + 2.000%	4.076	(c)	08/01/24	1,501	1,500,204

					3,246,958

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Healthcare-Products 1.5%
Avantor, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	6.076	%(c)	11/21/24	2,363	$2,387,248
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	5.837	(c)	07/29/21	3,354	3,351,397
CPI Holdco LLC, Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.576	(c)	03/21/24	2,426	2,427,825
Greatbatch Ltd., Term A Loan, 1 Month LIBOR + 2.500%^	4.570	(c)	10/27/21	2,884	2,884,390
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	5.203	(c)	09/24/24	1,824	1,807,585
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.316	(c)	06/30/25	3,018	3,015,124

					15,873,569

Healthcare-Services 4.6%
Academy, Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	6.082	(c)	07/01/22	4,084	3,354,241
Advantage Sales & Marketing, Inc., Term Loan (Second Lien), 1 Month LIBOR + 6.500%	8.576	(c)	07/25/22	750	623,750
Affinity Gaming LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	07/03/23	1,428	1,421,127
Air Med Group Holdings, Inc., 2017-2 New Term Loan, 1 Month LIBOR + 4.250%	6.327	(c)	03/14/25	1,620	1,607,038
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	5.321	(c)	04/28/22	2,356	2,309,274
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.834	(c)	04/21/24	2,721	2,480,209
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	6.576	(c)	10/20/23	3,096	3,094,118
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	12.076	(c)	04/24/24	825	812,625
BW Nhhc Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	7.064	(c)	05/15/25	1,750	1,719,375
Ccs Intermediate Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	6.334	(c)	07/23/21	1,211	1,178,081
CHG Healthcare Services, Inc., New Term Loan, 1 - 3 Month LIBOR + 3.000%	5.209	(c)	06/07/23	675	675,949
Cvs Holdings I LP, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.080	(c)	02/06/25	1,920	1,912,987
Dentalcorp Perfect Smile ULC (Canada), Delayed Draw Term Loan, 1 Month LIBOR + 3.750%	2.863	(c)	06/06/25	52	52,042

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Healthcare-Services (cont’d.)
Dentalcorp Perfect Smile ULC (Canada), (cont’d.)
Initial Term Loan, 1 Month LIBOR + 3.750%	5.826	%(c)	06/06/25	1,260	$1,263,150
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.000%	5.080	(c)	12/01/23	647	645,356
Gentiva Health Services, Inc.,
First Lien Closing Date Initial Term Loan, 3 Month LIBOR + 3.750%^	6.125	(c)	07/02/25	3,750	3,773,438
Second Lien Term Loan, 2 Month LIBOR + 7.000%	9.375	(c)	07/02/26	1,125	1,144,688
GHX Ultimate Parent Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.125%	5.459	(c)	06/28/24	2,391	2,384,773
GI Chill Acquisition LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	6.182	(c)	08/01/25	1,200	1,198,500
Heartland Dental LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.826	(c)	04/30/25	1,674	1,662,057
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.826	(c)	06/14/24	1,144	1,145,778
Midwest Physician Administrative Services LLC, Repricing Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.815	(c)	08/15/24	2,739	2,699,142
One Call Corp., Extended Term Loan (First Lien), 1 Month LIBOR + 5.250%	7.313	(c)	11/27/22	384	365,576
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%/PRIME + 2.750%	6.920	(c)	06/30/23	1,090	1,096,256
Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%	6.107	(c)	03/01/21	2,771	2,786,262
Sterling Midco Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 1.750%	1.859	(c)	06/19/24	1,711	1,700,197
Surgery Center Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.570	(c)	09/02/24	3,310	3,303,844
U.S. Anesthesia Partners, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.076	(c)	06/24/24	2,566	2,570,118
Wink Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	12/01/24	1,247	1,244,529

					50,224,480

Holding Companies-Diversified 0.3%
Travelport Finance Sarl (Luxembourg), Initial Term Loans, 3 Month LIBOR + 2.500%	4.814	(c)	03/17/25	3,730	3,726,804

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Home Builders 0.5%
Acosta, Inc., Tranche B-1 Loan, 1 Month LIBOR + 3.250%	5.326	%(c)	09/26/21	724	$562,040
Installed Building Products, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	04/15/25	2,550	2,534,858
Interior Logic Group Holdings IV LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	6.342	(c)	05/30/25	2,025	2,023,735

					5,120,633

Home Furnishings 0.2%
Global Appliance, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%^	6.080	(c)	10/04/24	1,692	1,685,406

Household Products/Wares 0.9%
Csm Bakery Solutions LLC, First Lien Term Loan, 3 Month LIBOR + 4.000%	6.340	(c)	07/03/20	2,811	2,705,914
Diamond (BC) BV, Initial USD Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	09/06/24	2,913	2,851,214
Energizer Holdings, Inc., Term Loan	—	(p)	07/31/25	1,325	1,333,281
JELD-WEN, Inc., Term Loan	—	(p)	12/16/24	1,177	1,175,973
Prestige Brands, Inc., New Term B-4 Loan, 1 Month LIBOR + 2.000%	4.076	(c)	01/26/24	561	560,569
Spectrum Brands, Inc., 2017 Replacement USD Term Loan, 2 - 3 Month LIBOR + 2.000%	4.312	(c)	06/23/22	998	997,630

					9,624,581

Housewares 0.3%
Carlisle Foodservice Products, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^	5.066	(c)	03/20/25	1,058	1,047,504
Lifetime Brands, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	5.576	(c)	03/13/25	823	820,880
Radio Systems Corp., Term Loan, 1 Month LIBOR + 2.750%^	4.826	(c)	05/02/24	1,440	1,441,350

					3,309,734

Insurance 1.0%
Amwins Group, Inc., First Lien Term Loan, 1 Month LIBOR + 2.750%	4.828	(c)	01/25/24	2,127	2,127,326

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Insurance (cont’d.)
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.076	%(c)	11/03/24	4,725	$4,734,280
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%^	8.576	(c)	08/04/25	1,075	1,107,250
Hub International Ltd., Initial Term Loan, 2 - 3 Month LIBOR + 3.000%	5.250	(c)	04/25/25	420	419,446
Hyperion Insurance Group Limited - Hyperion Refinance Sarl (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	5.625	(c)	12/20/24	2,089	2,096,813
SCS Holdings I, Inc., Initial Term Loan (Second Lien), 1 Month LIBOR + 9.500%	11.576	(c)	10/30/23	250	250,000

					10,735,115

Internet 0.8%
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.330	(c)	10/19/23	2,905	2,903,718
Marketo, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.593	(c)	02/07/25	1,600	1,592,000
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.827	(c)	09/13/24	3,165	3,174,843
Ping Identity Corp., Term Loan, 1 Month LIBOR + 3.750%^	5.826	(c)	01/24/25	1,350	1,350,000

					9,020,561

Investment Companies 0.9%
EIG Management Co. LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	6.060	(c)	02/24/25	723	728,611
Finco I LLC, 2018 Term Loan B, 1 Month LIBOR + 2.000%	4.076	(c)	12/27/22	1,125	1,126,687
GBT Group Services BV, Initial Term Loan, 3 Month LIBOR + 2.500%^	4.838	(c)	08/13/25	700	701,750
Lannett Company, Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	7.451	(c)	11/25/22	2,225	1,842,798
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.584	(c)	12/15/23	1,527	1,525,318
NRG Energy, Inc., Term Loan, 3 Month LIBOR + 1.750%	4.084	(c)	06/30/23	1,491	1,489,026
Stepstone Group, L.P., Initial Term Loan, 1 Month LIBOR + 4.000%^	6.075	(c)	03/27/25	848	849,995

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Investment Companies (cont’d.)
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.830	%(c)	02/01/23	933	$932,220
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	10.080	(c)	02/01/24	425	423,938

					9,620,343

Iron/Steel 0.3%
Helix Acquisition Holdings, Inc., 2018 New Term Loan, 3 Month LIBOR + 3.500%	5.834	(c)	09/30/24	1,665	1,669,094
Phoenix Services International LLC, Term B Loan, 1 Month LIBOR + 3.750%	5.830	(c)	03/01/25	1,347	1,350,553

					3,019,647

Leisure Time 1.1%
Aristocrat Technologies, Inc. (Australia), Term B-3 Loan, 2 - 3 Month LIBOR + 1.750%	4.098	(c)	10/19/24	732	729,365
Clubcorp Holdings, Inc., Term B Loan (First Lien), 3 Month LIBOR + 2.750%	5.084	(c)	09/18/24	4,180	4,138,502
Fitness International LLC, Term Loan B, 1 - 3 Month LIBOR + 3.250%	5.540	(c)	04/18/25	900	901,800
Intrawest Resorts Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%^	5.076	(c)	07/31/24	2,143	2,158,809
Life Time, Inc., New 2017 Refinancing Term Loan, 1 - 3 Month LIBOR + 2.750%	4.944	(c)	06/10/22	995	994,573
Recess Holdings, Inc.,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.750%/PRIME + 2.750%^	5.765	(c)	09/18/24	30	30,612
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%^	6.203	(c)	09/30/24	787	788,878
Sabre Glbl, Inc., 2018 Other Term B Loan, 1 Month LIBOR + 2.000%	4.076	(c)	02/22/24	1,157	1,157,984
Sram LLC, New Term Loan B 2018, 2 Month LIBOR + 2.750%/PRIME + 1.750%	6.421	(c)	03/15/24	1,225	1,227,843

					12,128,366

Lodging 0.8%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	4.826	(c)	12/23/24	748	750,125
Citycenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.326	(c)	04/18/24	2,194	2,192,499

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Lodging (cont’d.)
Four Seasons Hotels Ltd. (Canada), Restated Term Loan, 1 Month LIBOR + 2.000%	4.076	%(c)	11/30/23	2,893	$2,890,857
Lands’ End, Inc., Initial Term B Loan, 1 Month LIBOR + 3.250%	5.325	(c)	04/02/21	1,201	1,152,948
Marriott Ownership Resorts, Inc., Term Loan	—	(p)	09/30/25	625	625,781
Wyndham Destinations, Inc., Term Loan B, 2 Month LIBOR + 2.250%	4.445	(c)	05/31/25	1,000	1,000,312

					8,612,522

Machinery-Construction & Mining 0.6%
Fhc Health Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	6.076	(c)	12/23/21	1,613	1,379,526
Generac Power Systems, Inc., 2018 Replacement Term Loan, 1 Month LIBOR + 1.750%	3.832	(c)	05/31/23	3,250	3,252,031
Vertiv Group Corp., Term B Loan, 3 Month LIBOR + 4.000%^	6.313	(c)	11/30/23	1,571	1,572,491

					6,204,048

Machinery-Diversified 2.2%
CD&R Hydra Buyer, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.326	(c)	12/11/24	1,893	1,877,724
Clark Equipment Company (South Korea), Refinancing Tranche B Term Loan, 3 Month LIBOR + 2.000%	4.334	(c)	05/18/24	2,394	2,391,129
Cpm Acquisition Corp., Second Lien Term Loan, 1 Month LIBOR + 8.250%^	10.326	(c)	04/10/23	200	202,000
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.067	(c)	11/23/20	6,510	6,433,146
Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%	5.080	(c)	12/31/21	1,395	1,393,053
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	6.826	(c)	08/16/23	720	721,361
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.584	(c)	07/19/24	3,424	3,414,046
Hyster Yale Group, Inc., Term Loan, 1 Month LIBOR + 3.250%^	5.326	(c)	05/30/23	456	457,635
Pro Mach, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.071	(c)	03/07/25	3,217	3,195,223

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Machinery-Diversified (cont’d.)
Titan Acquisition Ltd. (Canada), Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	%(c)	03/28/25	2,495	$2,358,164
VAC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	6.334	(c)	03/08/25	1,646	1,641,760

					24,085,241

Media 4.4%
A-L Parent LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%^	5.330	(c)	12/01/23	1,246	1,254,159
Altice Financing SA (Luxembourg), October 2017 USD Term Loan, 1 Month LIBOR + 2.750%	4.814	(c)	01/31/26	744	716,926
Beasley Mezzanine Holdings LLC, First Lien Initial Term B Loan, 1 Month LIBOR + 4.000%	6.060	(c)	11/17/23	2,085	2,088,613
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	4.816	(c)	11/18/24	1,494	1,477,545
Charter Communications Operating LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.080	(c)	04/30/25	3,500	3,500,364
Clover Technologies Group LLC, Initial Term Loan, 1 Month LIBOR + 4.500%	6.576	(c)	05/08/20	385	376,942
Cogeco Communications (USA), L.P., Term B Loan, 1 Month LIBOR + 2.375%	4.451	(c)	01/03/25	3,731	3,720,548
Colouroz Midco - Colouroz Investment 2 LLCcol (Germany), Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	9.592	(c)	09/06/22	118	98,681
CSC Holdings LLC, January 2018 Term Loan, 1 Month LIBOR + 2.500%	4.564	(c)	01/25/26	1,496	1,491,263
Deluxe Entertainment Services Group, Inc., Initial Term Loan, 3 Month LIBOR + 0.000%	1.568	(c)	02/28/20	1,215	1,151,300
Entravision Communications Corp., Term Loan	—	(p)	11/29/24	2,000	1,971,250
Hemisphere Media Holdings LLC, Term B-1 Loan, 1 Month LIBOR + 3.500%^	5.576	(c)	02/14/24	932	920,456
Meredith Corp., Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	01/31/25	895	896,960
Nep/Ncp Holdco, Inc.,
First Lien Amendment No 5 Incremental Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	07/21/22	2,897	2,884,404
New Term Loan (Second Lien), 1 Month LIBOR + 7.000%^	9.067	(c)	01/23/23	692	691,866
Nielsen Finance LLC, Class B-4 Term Loan, 1 Month LIBOR + 2.000%	4.071	(c)	10/04/23	2,750	2,737,108
Numericable US LLC (France), USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%	4.825	(c)	07/31/25	593	562,505

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	33

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Media (cont’d.)
Numericable US LLC (France), (cont’d.)
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%	5.751	%(c)	01/31/26	1,712	$1,645,006
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	02/01/24	5,179	5,143,224
Synagro Infrastructure Company, Inc., Term Loan, 3 Month LIBOR + 5.500%^	7.834	(c)	08/21/20	168	143,092
Tribune Media Company, Term C Loan, 1 Month LIBOR + 3.000%	5.076	(c)	01/27/24	2,933	2,937,989
Unitymedia Finance LLC (Germany), First Lien Term Loan D, 3 Month LIBOR + 2.250%	4.313	(c)	01/15/26	2,000	1,995,000
Unitymedia Hessen Gmbh & Co Kg (Germany), Senior Facility B, 1 Month LIBOR + 2.250%	4.313	(c)	09/30/25	1,000	997,969
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.563	(c)	01/15/26	2,291	2,281,507
Virgin Media Bristol LLC, K Facility, 1 Month LIBOR + 2.500%	4.563	(c)	01/15/26	3,000	2,998,125
Wideopenwest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	5.310	(c)	08/18/23	3,042	2,958,467

					47,641,269

Metal Fabricate/Hardware 0.4%
Anvil International LLC, Initial Term Loan B, 1 - 2 Month LIBOR + 4.500%^	6.640	(c)	08/01/24	1,986	1,996,303
Global Brass And Copper, Inc., New Term Loan B, 1 Month LIBOR + 2.500%^	4.625	(c)	05/29/25	2,000	2,005,000
Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	06/27/24	545	546,202
Sonneborn Refined Products BV, Initial BV Term Loan, 3 Month LIBOR + 3.750%^	6.092	(c)	12/10/20	113	114,211

					4,661,716

Mining 0.2%
Aleris International, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.826	(c)	02/27/23	975	988,000
Covia Holdings Corp., Initial Term Loan, 3 Month LIBOR + 3.750%	6.050	(c)	06/01/25	1,475	1,456,562

					2,444,562

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Miscellaneous Manufacturing 0.7%
Blount International, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.331	%(c)	04/12/23	1,269	$1,271,004
Chefs’ Warehouse Inc., (The), Term Loan, 1 Month LIBOR + 4.000%	6.080	(c)	06/22/22	893	895,966
International Textile Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	7.081	(c)	05/01/24	1,075	1,077,687
Mavis Tire Express Services Corp.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.327	(c)	03/20/25	688	683,579
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 3.250%	3.164	(c)	03/20/25	6	6,033
Solenis International, L.P., Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	10.811	(c)	06/18/24	1,500	1,473,750
Spectrum Holdings III Corp, Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%^	5.326	(c)	01/31/25	794	790,288
Technimark LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	5.833	(c)	08/08/25	850	850,000
Tecostar Holdings, Inc., 2017 Term Loan (First Lien), 1 Month LIBOR + 3.500%/PRIME + 2.500%	6.860	(c)	05/01/24	301	301,710

					7,350,017

Oil & Gas 0.8%
Apro LLC, Initial Term Loan, 2 Month LIBOR + 4.000%^	6.200	(c)	08/08/24	792	792,051
Ascent Resources Marcellus LLC, Exit Term Loan, 1 Month LIBOR + 6.500%	8.580	(c)	03/30/23	250	250,469
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%	12.440	(c)	12/31/21	1,275	1,405,687
Delek US Holdings, Inc., Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	03/14/25	1,746	1,749,261
Medallion Midland Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	10/30/24	1,119	1,107,714
Meg Energy Corp. (Canada), Initial Term Loan, 1 Month LIBOR + 3.500%	5.580	(c)	12/31/23	389	388,821
Powerteam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.584	(c)	03/06/25	2,743	2,724,266

					8,418,269

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	35

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Oil & Gas Services 0.6%
Brazos Delaware II LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	6.077	%(c)	05/21/25	2,000	$1,981,250
Lucid Energy Group II Borrower LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.077	(c)	02/17/25	3,491	3,433,062
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%	5.832	(c)	10/30/24	1,141	1,145,404

					6,559,716

Oil, Gas & Coal 0.1%
EG America, LLC, Second Lien Facility (USD), 2 Month LIBOR + 8.000%	10.221	(c)	03/23/26	1,400	1,380,166

Other Industry 0.7%
Harnourvest Partners LLC, Term Loan, 1 Month LIBOR + 2.250%	4.313	(c)	03/03/25	3,615	3,610,515
Telenet Finance USD LLC (Belgium), Term Loan AN Facility, 1 Month LIBOR + 2.250%	4.313	(c)	08/15/26	2,750	2,715,053
Unitymedia Finance LLC (Germany), Facility E Loan, 1 Month LIBOR + 2.000%	4.063	(c)	06/01/23	750	748,661

					7,074,229

Packaging & Containers 1.5%
Albea Beauty Holdings SA (France), Facility B2 (USD), 1 - 3 Month LIBOR + 3.000%	5.390	(c)	04/22/24	1,272	1,259,094
Berlin Packaging LLC, First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%	5.213	(c)	11/07/25	1,450	1,448,640
BWAY Holding Co., Term Loan	—	(p)	04/03/24	2,000	1,989,584
Charter Nex US, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	05/16/24	1,411	1,406,783
Expera Specialty Solutions LLC, Term B Loan Commitment, 1 Month LIBOR + 4.250%^	6.205	(c)	11/03/23	1,254	1,252,936
Flex Acquisition Co., Inc., Incremental B-2018 Term Loan, 3 Month LIBOR + 3.250%	5.751	(c)	06/29/25	2,000	2,000,624
Plastipak Packaging, Inc., Tranche B Term Loan (2018), 1 Month LIBOR + 2.500%	4.580	(c)	10/14/24	995	992,500
Proampac PG Borrower LLC, Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.500%	5.781	(c)	11/20/23	1,951	1,942,669
Ring Container Technologies LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.826	(c)	10/31/24	2,092	2,090,686

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Packaging & Containers (cont’d.)
Tank Holding Corp., New Initial Term Loan, 1 - 3 Month LIBOR + 3.500%	5.810	%(c)	03/17/22	910	$912,597
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	10/17/24	798	795,003

					16,091,116

Pharmaceuticals 2.4%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	09/26/24	1,365	1,288,947
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	5.625	(c)	05/04/25	3,599	3,608,282
Bausch Health Co., Inc., Initial Term Loan B, 1 Month LIBOR + 3.000%	5.081	(c)	06/02/25	5,278	5,294,638
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	03/01/24	4,401	4,401,747
Endo Luxembourg Finance Company I Sarl, Initial Term Loan, 1 Month LIBOR + 4.250%	6.375	(c)	04/29/24	2,745	2,758,776
Genoa A Qol Healthcare Company LLC, First Lien Amendment No 1 Term Loan, 1 Month LIBOR + 3.250%	5.326	(c)	10/30/23	1,500	1,503,124
Nva Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	4.826	(c)	02/02/25	4,018	4,003,244
Pearl Intermediate Parent LLC,
Delayed Draw Term Loan (First Lien), 3 Month LIBOR + 2.750%	3.042	(c)	02/14/25	35	33,868
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.827	(c)	02/14/25	424	414,929
Pharmerica Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.567	(c)	12/06/24	1,821	1,831,815
Vetcor Professional Practices LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^	5.081	(c)	07/02/25	1,375	1,371,562

					26,510,932

Pipelines 0.7%
BCP Renaissance Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	5.842	(c)	10/31/24	2,750	2,757,733
Midcoast Energy LLC, Tranche B Term Loan, 3 Month LIBOR + 5.500%	7.843	(c)	07/31/25	1,225	1,232,656

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	37

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Pipelines (cont’d.)
Navitas Midstream Midland Basin LLC, Initial Term Loan, 1 Month LIBOR + 4.500%	6.577	%(c)	12/13/24	1,990	$1,957,663
Plaze, Inc., Term Loan, 3 Month LIBOR + 3.500%^	4.378	(c)	07/31/22	1,868	1,872,755

					7,820,807

Private Equity 0.3%
Canyon Valor Companies, Inc., Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.584	(c)	06/16/23	2,705	2,715,543

Real Estate 1.2%
ASP MCS Acquisition Corp., Initial Term Loan, 3 Month LIBOR + 4.750%	7.084	(c)	05/20/24	1,262	1,109,991
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.194	(c)	08/21/25	5,950	5,930,169
Lightstone Holdco LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%	5.826	(c)	01/30/24	4,245	4,236,444
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%	5.826	(c)	01/30/24	272	270,278
Revlon Consumer Products Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 3.500%	5.734	(c)	09/07/23	1,942	1,447,406

					12,994,288

Real Estate Investment Trusts (REITs) 1.2%
Calceus Acquisition, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	6.080	(c)	01/31/20	3,204	3,164,516
Geo Group, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.080	(c)	03/22/24	1,870	1,862,083
Istar, Inc., New Term Loan B, 1 Month LIBOR + 2.750%^	4.829	(c)	06/28/23	1,646	1,643,928
Pregis Holding I Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%^	5.834	(c)	05/20/21	2,121	2,123,247
RHP Hotel Properties, L.P., Tranche B Term Loan, 3 Month LIBOR + 1.000%	3.472	(c)	05/11/24	2,750	2,745,187
Vici Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.067	(c)	12/20/24	1,000	999,444

					12,538,405

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Retail 6.7%
1011778 Bc Unlimited Liability Co. (Canada), Term B-3 Loan, 1 Month LIBOR + 2.250%	4.326	%(c)	02/16/24	2,743	$2,740,756
Albertsons Co., Inc., Term Loan^	—	(p)	12/31/23	1,523	1,523,000
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	7.076	(c)	09/25/24	1,911	1,925,847
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%	5.842	(c)	06/03/22	3,392	3,396,313
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.321	(c)	01/02/25	4,044	4,022,088
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan	—	(p)	06/30/25	8,175	8,120,988
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.326	(c)	02/15/21	1,521	1,430,502
CWGS Group LLC, Term Loan, 1 Month LIBOR + 2.750%	4.828	(c)	11/08/23	2,241	2,208,513
EG America LLC (United Kingdom), Additional Facility Loan, 3 Month LIBOR + 4.000%	6.334	(c)	02/07/25	2,070	2,072,400
Euro Garages Ltd. (United Kingdom), Facility B (USD) Loan, 3 Month LIBOR + 2.000%	3.133	(c)	02/07/25	923	921,149
Fogo De Chao, Inc., Term Loan, 1 Month LIBOR + 4.500%	6.576	(c)	04/07/25	1,300	1,301,625
Foundation Building Materials LLC, Term Loan	—	(p)	06/30/25	2,225	2,227,781
Gobp Holdings, Inc., Third Incremental Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	10/21/21	2,345	2,344,950
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	08/18/23	2,535	2,531,069
Highline Aftermarket Acquisition LLC, Term Loan, 1 Month LIBOR + 3.500%^	5.625	(c)	04/28/25	1,470	1,458,617
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 4.000%	6.076	(c)	11/21/23	3,025	3,034,461
K-Mac Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.327	(c)	03/07/25	1,796	1,788,890
LBM Borrower LLC, Tranche C Term Loan, 2 Month LIBOR + 3.750%	5.945	(c)	08/19/22	2,103	2,111,743
Leslies Poolmart, Inc., Tranche B-2 Term Loan, 2 Month LIBOR + 3.500%	5.695	(c)	08/16/23	1,746	1,744,680
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.570	(c)	01/30/23	1,746	1,740,388

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	39

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Retail (cont’d.)
Petco Animal Supplies, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.592	%(c)	01/26/23	4,435	$3,237,781
Petsmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.090	(c)	03/11/22	2,305	1,967,562
Pf Changs China Bistro, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	7.562	(c)	09/01/22	1,390	1,379,795
Rough Country LLC, Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.826	(c)	05/25/23	1,971	1,949,197
Sage Automotive Interiors, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	7.076	(c)	11/08/22	2,512	2,521,169
Sally Holdings LLC,
New Term B-1 Loan, 1 Month LIBOR + 2.250%	4.330	(c)	07/05/24	497	484,124
Term B-2 Loan^	4.500		07/05/24	3,550	3,372,500
Serta Simmons Bedding LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	11/08/23	2,143	1,828,321
Staples, Inc., Closing Date Term Loan, 3 Month LIBOR + 4.000%	6.343	(c)	09/12/24	3,103	3,093,324
Tacala LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.326	(c)	01/31/25	1,845	1,849,988
The Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	5.582	(c)	04/09/25	3,159	3,177,552

					73,507,073

Semiconductors 0.5%
Bright Bidco BV (Netherlands), 2018 Refinancing Term Loan B, 1 - 3 Month LIBOR + 3.500%^	5.662	(c)	06/30/24	3,350	3,325,164
Brooks Automation, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%^	4.850	(c)	10/04/24	1,318	1,316,727
Maxlinear, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%^	4.563	(c)	05/12/24	666	665,865

					5,307,756

Software 8.6%
Almonde, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.576	(c)	06/13/24	4,724	4,701,719
Aptean, Inc., Term Loan B, 3 Month LIBOR + 4.250%	6.590	(c)	12/20/22	1,538	1,538,067
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	07/12/24	2,132	2,125,519

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Software (cont’d.)
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.326	%(c)	09/10/22	7,161	$7,163,277
Bracket Intermediate Holding Corp., Term Loan	—	(p)	09/30/25	1,575	1,567,125
CommerceHub, Inc., First Lien Term Loan, 1 Month LIBOR + 3.750%^	5.826	(c)	05/21/25	2,375	2,375,000
CPM Acquisition Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.576	(c)	04/11/22	2,404	2,414,952
Csm Bakery Solutions LLC, Term Loan (Second Lien), 3 Month LIBOR + 7.750%	10.090	(c)	07/05/21	900	857,250
Cypress Intermediate Holdings III, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.080	(c)	04/29/24	2,500	2,497,500
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	5.584	(c)	01/28/22	2,582	2,568,776
Dynatrace LLC, Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.250%	5.316	(c)	08/25/25	1,950	1,956,704
Eagleview Technology Corp., First Lien Term Loan, 1 Month LIBOR + 3.500%	5.567	(c)	08/14/25	2,400	2,395,999
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.066	(c)	07/08/22	1,093	1,090,799
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.066	(c)	04/26/24	1,000	998,250
Global Tel Link Corp., Term Loan (First Lien), 3 Month LIBOR + 4.000%	6.334	(c)	05/23/20	2,458	2,468,729
Globallogic Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.424	(c)	08/01/25	1,225	1,231,125
Greeneden Us Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	12/01/23	4,144	4,150,318
Hyland Software, Inc., Senior Secured First Lien Term-3 Loan, 1 Month LIBOR + 3.250%	5.326	(c)	07/01/22	582	584,696
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.326	(c)	08/05/22	2,345	2,354,607
Inovalon Holdings, Inc., Term Loan, 1 Month LIBOR + 3.500%	5.625	(c)	04/02/25	862	851,373
Iqvia, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	4.084	(c)	06/11/25	1,000	998,438
Kronos, Inc., 2018 New Incremental Term Loan, 2 - 3 Month LIBOR + 3.000%	5.252	(c)	11/01/23	1,526	1,528,895
Lattice Semiconductor Corp., Term Loan, 1 Month LIBOR + 4.250%^	6.321	(c)	03/10/21	2,934	2,940,834

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	41

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Software (cont’d.)
MA Financeco LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.576	%(c)	06/21/24	630	$623,912
Merrill Communications LLC, Initial Term Loan, 3 Month LIBOR + 5.250%^	7.592	(c)	06/01/22	883	889,558
Mitel US Holdings, Inc. (Canada), Incremental Term Loan, 1 Month LIBOR + 3.750%	5.826	(c)	09/25/23	1,779	1,781,956
Mph Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.084	(c)	06/07/23	4,425	4,418,967
Omnitracs LLC, Term Loan, 3 Month LIBOR + 2.750%	5.085	(c)	03/21/25	3,901	3,886,641
Quest Software Us Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 4.250%	6.572	(c)	05/17/25	2,525	2,511,850
Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	5.265	(c)	11/03/23	5,008	4,979,189
Renaissance Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.584	(c)	05/30/25	1,650	1,644,501
RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	4.826	(c)	10/12/23	2,000	2,004,000
SCS Holdings I, Inc., New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.326	(c)	10/30/22	1,912	1,919,418
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.576	(c)	06/21/24	4,257	4,213,435
Severin Acquisition LLC, First Lien Term Loan, 3 Month LIBOR + 3.250%	5.332	(c)	07/31/25	1,575	1,568,799
Solarwinds Holdings, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	02/05/24	2,304	2,308,852
Sonicwall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	5.822	(c)	05/17/25	1,475	1,472,234
Sound Inpatient Physicians, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.076	(c)	06/27/25	950	954,156
Second Lien Initial Loan, 1 Month LIBOR + 6.750%	8.826	(c)	06/26/26	500	503,750
SS&C TECH, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	4.326	(c)	04/16/25	1,563	1,563,784
Term B-4 Loan, 1 Month LIBOR + 2.250%	4.326	(c)	04/16/25	608	608,312
SS&C Technologies, Inc., Term Loan	—	(p)	04/16/25	750	750,156
Strategic Partners Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 3.750%^	5.826	(c)	06/30/23	1,432	1,427,865

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Software (cont’d.)
Tibco Software, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	5.580	%(c)	12/04/20	1,577	$1,582,156
Zekelman Industries, Inc., Term Loan, 3 Month LIBOR + 2.250%^	4.582	(c)	06/14/21	898	897,721

					93,871,164

Technology 2.2%
Almonde, Inc., Dollar Term Loan (Second Lien), 1 Month LIBOR + 7.250%	9.326	(c)	06/13/25	1,000	980,500
Cologix Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.065	(c)	03/20/24	1,683	1,679,963
Dell International LLC, Replacement Term A-3 Loan, 3 Month LIBOR + 1.500%	3.580	(c)	12/31/18	2,043	2,041,821
GlobalLogic Holdings, Inc., Term Loan	—	(p)	08/27/25	175	175,875
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.593	(c)	11/01/24	400	409,500
Ma Financeco LLC (United Kingdom), Tranche B-2 Term Loan, 1 Month LIBOR + 2.250%	4.326	(c)	11/19/21	1,455	1,439,360
Macom Technology Solutions Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.326	(c)	05/17/24	3,483	3,414,756
McAfee, LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.573	(c)	09/30/24	3,527	3,552,832
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.573	(c)	09/29/25	900	915,750
Microchip Technology, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	4.080	(c)	05/29/25	3,025	3,018,699
MLN US Holdco LLC, Term Loan	—	(p)	07/13/25	2,125	2,134,962
Perspecta, Inc., Term Loan B Advance, 1 Month LIBOR + 2.250%^	4.326	(c)	05/30/25	2,000	2,002,500
Securus Technologies Holdings, Inc., Term Loan	—	(p)	11/01/24	440	439,450
Verscend Holding Corp., Term Loan	—	(p)	08/27/25	2,200	2,212,375

					24,418,343

Telecommunications 5.4%
American Tire Distributors, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.326	(c)	09/01/21	628	478,945
Avaya, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.250%	6.313	(c)	12/15/24	2,340	2,355,111

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	43

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Telecommunications (cont’d.)
C1 Holdings Corp., Term Loan, 1 Month LIBOR + 3.750%	5.826	%(c)	04/10/25	2,600	$2,602,166
Calpine Corp., Term Loan (2015), 3 Month LIBOR + 2.500%	4.840	(c)	01/15/23	731	732,164
Centurylink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	4.826	(c)	01/31/25	6,122	6,047,775
Coral US Co-Borrower LLC, Term B-4 Loan, 1 Month LIBOR + 3.250%	5.326	(c)	02/02/26	3,375	3,374,062
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.570	(c)	05/27/24	4,302	4,065,502
Flight Bidco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	5.840	(c)	07/23/25	900	896,488
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.830	(c)	06/15/24	4,115	3,970,743
GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	4.830	(c)	05/31/25	5,450	5,336,912
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	5.815	(c)	11/27/23	3,775	3,789,156
Numericable US LLC, USD TLB-13 Incremental Term Loan, 3 Month LIBOR + 4.000%	6.067	(c)	01/31/26	2,500	2,430,470
SBA SR Finance II LLC, Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.080	(c)	04/04/25	3,000	2,988,333
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.326	(c)	11/01/25	750	748,594
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.576	(c)	11/01/24	2,050	2,047,412
Speedcast International Ltd. (Australia), Initial Term Loan, 3 Month LIBOR + 2.500%	5.001	(c)	05/15/25	1,950	1,936,999
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.625	(c)	02/02/24	8,461	8,460,992
West Corp., Incremental B1 Term Loan, 1 Month LIBOR + 3.500%	5.576	(c)	10/10/24	2,250	2,232,187
Windstream Services LLC, Tranche B-7 Term Loan, 1 Month LIBOR + 3.250%	5.310	(c)	02/17/24	689	599,887
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	6.334	(c)	09/09/21	3,907	3,920,993

					59,014,891

Transportation 1.5%
Chs/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Month LIBOR + 3.250%	5.563	(c)	01/27/21	2,125	2,094,843

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Transportation (cont’d.)
Daseke Companies, Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%	7.076	%(c)	02/27/24	1,341	$1,344,290
Pods LLC, Tranche B-4 Term Loan, 1 Month LIBOR + 2.750%	4.821	(c)	12/06/24	3,134	3,139,601
Rep Wwex Acquisition Parent LLC, Term Loan (First Lien), 3 Month LIBOR + 4.000%^	6.180	(c)	02/05/24	2,279	2,273,667
Savage Enterprises LLC, Initial Loan, 1 Month LIBOR + 4.500%	6.582	(c)	08/01/25	1,525	1,535,484
Transplace Holdings, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.750%^	5.814	(c)	10/07/24	1,170	1,169,943
Initial Loan (Second Lien), 1 Month LIBOR + 8.750%^	10.817	(c)	10/06/25	204	205,003
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.584	(c)	12/30/22	3,011	2,928,112
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.065	(c)	02/24/25	2,000	2,004,360

					16,695,303

Trucking & Leasing 0.6%
Avolon Tlb Borrower 1 (US) LLC (Ireland), Term B-3 Loan, 1 Month LIBOR + 2.000%	4.077	(c)	01/15/25	4,445	4,438,432
Global Tel Link Corp., Term Loan (Second Lien), 3 Month LIBOR + 8.250%	10.584	(c)	11/23/20	825	826,031
IBC Capital, Ltd. (Cayman Islands), First Lien Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	6.085	(c)	09/11/23	1,097	1,102,279

					6,366,742

TOTAL BANK LOANS (cost $982,805,944)					977,399,802

CORPORATE BONDS 2.5%

Aerospace & Defense 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24	500	525,625
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	750	825,000

					1,350,625

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	45

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	700	$670,250

Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	1,000	986,550
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	150	150,188

				1,136,738

Chemicals 0.1%
A Schulman, Inc., Gtd. Notes	6.875	06/01/23	750	789,675

Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	1,000	1,016,000
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	1,450	1,518,875

				2,534,875

Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,125	1,116,563

Electric 0.1%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25	1,600	1,452,000

Entertainment 0.2%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	1,000	975,000
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	02/15/22	1,500	1,548,000

				2,523,000

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25	2,650	$2,504,250
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	915	885,262

				3,389,512

Healthcare-Products 0.0%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750	04/15/23	200	173,500

Healthcare-Services 0.2%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23	1,050	997,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125	04/01/22	700	739,375

				1,736,875

Home Builders 0.1%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,000	1,017,500

Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	500	487,500

Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	500	475,000

Lodging 0.1%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	1,000	1,007,500

Media 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21	500	499,370

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	47

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	$258,438
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	250	246,875

				1,004,683

Oil & Gas 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	950	932,187
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	2,150	2,295,125
CNX Resources Corp., Gtd. Notes	8.000	04/01/23	600	634,686

				3,861,998

Pharmaceuticals 0.1%
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	700	695,625

Real Estate 0.0%
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25	350	339,115

Real Estate Investment Trusts (REITs) 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28	300	276,570

Retail 0.0%
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	500	448,600

Software 0.1%
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	500	520,250

TOTAL CORPORATE BONDS (cost $27,077,785)				27,007,954

See Notes to Financial Statements.

48

Description	Shares	Value
COMMON STOCKS 0.1%

Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^	182,358	$556,192

Software 0.1%
Avaya Holdings Corp.*	32,696	763,778

TOTAL COMMON STOCKS (cost $1,054,806)		1,319,970

	Units

WARRANTS 0.0%

Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, expiring 03/30/23^	46,500	1,395
Ascent Resources - Marcellus LLC, expiring 03/30/23^	18,026	2,163
Ascent Resources - Marcellus LLC, expiring 03/30/23^	14,021	1,122

TOTAL WARRANTS (cost $6,431)		4,680

TOTAL LONG-TERM INVESTMENTS (cost $1,073,387,979)		1,068,124,410

	Shares

SHORT-TERM INVESTMENTS 8.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	92,579,511	92,579,511
PGIM Institutional Money Market Fund (cost $1,391,217; includes $1,386,800 of cash collateral for securities on loan)(b)(w)	1,391,109	1,391,248

TOTAL SHORT-TERM INVESTMENTS (cost $93,970,728)		93,970,759

TOTAL INVESTMENTS 106.5% (cost $1,167,358,707)		1,162,095,169
Liabilities in excess of other assets(z) (6.5)%		(71,354,380)

NET ASSETS 100.0%		$1,090,740,789

The following abbreviations are used in the semiannual report:

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	49

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $130,811,855 and 12.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,353,825; cash collateral of $1,386,800 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2018.
(p)	Interest rate not available as of August 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and unfunded loan commitment held at reporting period end:

Unfunded loan commitments outstanding at August 31, 2018

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Carlisle Foodservice Products, Inc., First Lien Delayed Draw Term Loan, 1.000%, Maturity Date 3/20/25 (cost $238,964)^	239	$236,871	$—	$(2,093)
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, 1.880%, Maturity Date 6/6/25 (cost $263,088)	263	263,746	658	—
DuBois Chemicals, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 3/15/24 (cost $421,706)	424	420,324	—	(1,383)
Heartland Dental LLC, Delayed Draw Term Loan, 3.750%, Maturity Date 4/30/25 (cost $251,087)	251	249,309	—	(1,778)
Marvis Tire Express Services Corp., Delayed Draw Term Loan (First Lien), 3.250%, Maturity Date 3/20/25 (cost $104,312)	104	103,660	—	(652)
Pearl Intermediate Parent LLC, Delayed Draw Term Loan (First Lien), 1.000%, Maturity Date 2/14/25 (cost $90,397)	90	88,476	—	(1,921)
Recess Holdings, Inc., First Lien Delayed Draw Term Loan, 3.750%, Maturity Date 9/18/24 (cost $76,416)^	77	76,799	383	—
VT Topco, Inc., First Lien Delayed Draw Term Loan, 1.000%, Maturity Date 8/1/25 (cost $255,000)	255	255,000	—	—

		$1,694,185	$1,041	$(7,827)

See Notes to Financial Statements.

50

Interest rate swap agreements outstanding at August 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,800	02/03/19	1.538%(S)	3 Month LIBOR(1)(Q)	$(1,913)	$22,417	$24,330
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	271,192	279,838
7,200	02/03/24	2.228%(S)	3 Month LIBOR(1)(Q)	(53,105)	235,408	288,513

				$(63,664)	$529,017	$592,681

Cash of $595,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$62,392,004	$—
Bank Loans	—	847,147,109	130,252,693
Corporate Bonds	—	27,007,954	—
Common Stocks	763,778	—	556,192
Warrants	—	—	4,680
Affiliated Mutual Funds	93,970,759	—	—
Other Financial Instruments*
Unfunded Loan Commitments	—	(5,076)	(1,710)
Centrally Cleared Interest Rate Swap Agreements	—	592,681	—

Total	$94,734,537	$937,134,672	$130,811,855

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	51

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stock	Warrants	Unfunded Loan Commitments	Credit Default Swap Agreements
Balance as of 02/28/18	$103,260,724	$—	$—	—	$12,894
Realized gain (loss)	81,337	—	—	—	12,089
Change in unrealized appreciation (depreciation)	(500,641)	—	(1,751)	(1,710)	(12,894)
Purchases/Exchanges/Issuances	64,297,370	556,192	6,431	—	—
Sales/Paydowns	(22,915,642)	—	—	—	(12,089)
Accrued discount/premium	28,253	—	—	—	—
Transfers into of Level 3	24,385,038	—	—	—	—
Transfers out of Level 3	(38,383,746)	—	—	—	—

Balance as of 08/31/18	$130,252,693	$556,192	$4,680	$(1,710)	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(348,861)	$—	$(1,751)	$(1,710)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, centrally cleared swap contracts and unfunded loan commitments, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2018	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$130,252,693	Market Approach	Single Broker Indicative Quote	$85.00-$103.00 ($100.00)
Common Stocks	556,192	Stale Pricing	Unadjusted Last Trade Price	$3.05
Warrants	4,680	Stale Pricing	Unadjusted Last Trade Price	$0.03 - $0.12 ($0.06)
Unfunded Loan Commitments	(1,710)	Market Approach	Single Broker Indicative Quote	$99.00- $102.25 ($99.30)

	$130,811,855

See Notes to Financial Statements.

52

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$38,383,746	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$24,385,038	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2018 were as follows:

Software	8.8%
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	8.6
Retail	6.7
Collateralized Loan Obligations	5.7
Telecommunications	5.4
Commercial Services	4.9
Healthcare-Services	4.8
Media	4.5
Computers	3.7
Chemicals	2.8
Entertainment	2.7
Diversified Financial Services	2.7
Pharmaceuticals	2.5
Foods	2.4
Technology	2.2
Machinery-Diversified	2.2
Engineering & Construction	1.9
Auto Parts & Equipment	1.8
Transportation	1.5
Packaging & Containers	1.5
Healthcare-Products	1.5
Building Materials	1.4
Auto Manufacturers	1.3
Real Estate	1.2
Real Estate Investment Trusts (REITs)	1.2
Environmental Control	1.2
Oil & Gas	1.2
Electric	1.1
Leisure Time	1.1
Distribution/Wholesale	1.1
Insurance	1.0
Aerospace & Defense	0.9%
Household Products/Wares	0.9
Investment Companies	0.9
Lodging	0.9
Internet	0.8
Electronics	0.7
Pipelines	0.7
Miscellaneous Manufacturing	0.7
Other Industry	0.7
Oil & Gas Services	0.6
Trucking & Leasing	0.6
Machinery-Construction & Mining	0.6
Home Builders	0.6
Coal	0.5
Cable	0.5
Semiconductors	0.5
Advertising	0.4
Metal Fabricate/Hardware	0.4
Hand/Machine Tools	0.4
Housewares	0.3
Holding Companies-Diversified	0.3
Electrical Components & Equipment	0.3
Healthcare & Pharmaceuticals	0.3
Iron/Steel	0.3
Beverages	0.3
Private Equity	0.3
Home Furnishings	0.3
Capital Goods	0.2
Apparel	0.2
Mining	0.2
Consumer Services	0.2
Cosmetics/Personal Care	0.1

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	53

Schedule of Investments (unaudited) (continued)

as of August 31, 2018

Industry Classification (cont’d.):
Oil, Gas & Coal	0.1%
Food Service	0.1
Agriculture	0.1
Oil, Gas & Consumable Fuels	0.0 *

106.5
Liabilities in excess of other assets	(6.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,680		—	$—
Interest rate contracts	Due from/to broker—variation margin swaps	592,681	*	—	—

		$597,361			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$12,940
Interest rate contracts	14,368

Total	$27,308

See Notes to Financial Statements.

54

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Swaps
Credit contracts	$—	$(12,894)
Equity contracts	(1,751)	—
Interest rate contracts	—	29,331

Total	$(1,751)	$16,437

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended August 31, 2018, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$21,350,000

Credit Default Swap Agreements— Sell Protection(1)
$3,529,667

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$1,353,825	$(1,353,825)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	55

Statement of Assets & Liabilities (unaudited)

as of August 31, 2018

Assets
Investments at value, including securities on loan of $1,353,825:
Unaffiliated investments (cost $1,073,387,979)	$1,068,124,410
Affiliated investments (cost $93,970,728)	93,970,759
Cash	1,124,428
Foreign currency, at value (cost $8,012)	8,220
Receivable for investments sold	15,864,822
Receivable for Fund shares sold	5,787,029
Interest receivable	3,524,254
Deposit with broker for centrally cleared swaps	595,000
Unrealized appreciation on unfunded loan commitment	1,041

Total Assets	1,188,999,963

Liabilities
Payable for investments purchased	91,278,354
Payable for Fund shares reacquired	4,994,793
Payable to broker for collateral for securities on loan	1,386,800
Management fee payable	479,305
Distribution fee payable	74,257
Affiliated transfer agent fee payable	14,086
Due to broker—variation margin swaps	12,682
Accrued expenses and other liabilities	11,070
Unrealized depreciation on unfunded loan commitment	7,827
Total Liabilities	98,259,174

Net Assets	$1,090,740,789

Net assets were comprised of:
Common stock, at par	$1,104,095
Paid-in capital in excess of par	1,094,286,805

1,095,390,900
Undistributed net investment income	652,446
Accumulated net realized loss on investment transactions	(625,122)
Net unrealized depreciation on investments and foreign currencies	(4,677,435)

Net assets, August 31, 2018	$1,090,740,789

See Notes to Financial Statements.

56

Class A
Net asset value and redemption price per share, ($111,540,575 ÷ 11,298,618 shares of common stock issued and outstanding)	$9.87
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.20

Class C
Net asset value, offering price and redemption price per share,
($61,591,098 ÷ 6,237,664 shares of common stock issued and outstanding)	$9.87

Class Z
Net asset value, offering price and redemption price per share,
($879,047,568 ÷ 88,969,491 shares of common stock issued and outstanding)	$9.88

Class R6
Net asset value, offering price and redemption price per share,
($38,561,548 ÷ 3,903,697 shares of common stock issued and outstanding)	$9.88

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	57

Statement of Operations (unaudited)

Six Months Ended August 31, 2018

Net Investment Income (Loss)
Income
Interest income	$21,737,062
Affiliated dividend income	991,150
Income from securities lending, net (including affiliated income of $1,691)	9,407

Total income	22,737,619

Expenses
Management fee	2,687,308
Distribution fee(a)	411,105
Transfer agent’s fees and expenses (including affiliated expense of $34,335)(a)	266,822
Custodian and accounting fees	135,596
Registration fees(a)	81,946
Audit fee	30,483
Shareholders’ reports	28,028
Directors’ fees	11,535
Legal fees and expenses	11,489
Miscellaneous	9,817

Total expenses	3,674,129
Less: Fee waiver and/or expense reimbursement(a)	(379,176)

Net expenses	3,294,953

Net investment income (loss)	19,442,666

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $149)	(270,522)
Swap agreement transactions	27,308

(243,214)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $31)	(5,288,647)
Swap agreements	16,437
Foreign currencies	(420)
Unfunded loan commitment	(6,786)

(5,279,416)

Net gain (loss) on investment and foreign currency transactions	(5,522,630)

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,920,036

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	119,244	291,861	—	—
Transfer agent’s fees and expenses	36,790	21,920	208,014	98
Registration fees	14,943	10,154	47,017	9,832
Fee waiver and/or expense reimbursement	(54,738)	(34,032)	(269,101)	(21,305)

See Notes to Financial Statements.

58

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,442,666	$24,973,236
Net realized gain (loss) on investment transactions	(243,214)	642,431
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,279,416)	(683,027)

Net increase (decrease) in net assets resulting from operations	13,920,036	24,932,640

Dividends and Distributions
Dividends from net investment income
Class A	(2,134,060)	(3,435,488)
Class C	(1,085,095)	(2,058,814)
Class Z	(14,977,924)	(18,837,563)
Class R6	(970,927)	(824,817)

	(19,168,006)	(25,156,682)

Distributions from net realized gains
Class A	—	(95,396)
Class C	—	(70,175)
Class Z	—	(517,292)
Class R6	—	(27,895)

	—	(710,758)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	655,144,570	332,160,936
Net asset value of shares issued in reinvestment of dividends and distributions	18,416,627	24,558,527
Cost of shares reacquired	(136,590,280)	(319,936,592)

Net increase (decrease) in net assets from Fund share transactions	536,970,917	36,782,871

Total increase (decrease)	531,722,947	35,848,071

Net Assets:
Beginning of period	559,017,842	523,169,771

End of period(a)	$1,090,740,789	$559,017,842

(a) Includes undistributed/(distributions in excess of) net investment income of:	$652,446	$377,786

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	59

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and Class Q shares were renamed Class R6 shares.

The primary investment objective of the Fund is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Company, including: the Company’s Treasurer (or the Treasurer’s direct reports); and the Company’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

60

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Floating Rate Income Fund	61

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

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Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts

PGIM Floating Rate Income Fund	63

Notes to Financial Statements (unaudited) (continued)

actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Bank Loans: The Fund invests at least 80% of its investable assets in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk

64

of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (”CDS“): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

PGIM Floating Rate Income Fund	65

Notes to Financial Statements (unaudited) (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified

66

threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to

PGIM Floating Rate Income Fund	67

Notes to Financial Statements (unaudited) (continued)

termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and

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which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.65% of the Fund’s average daily net assets up to $5 billion and 0.625% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the six months ended August 31, 2018.

PGIM Investments has contractually agreed, through June 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class Z shares, and 0.65% of average daily net

PGIM Floating Rate Income Fund	69

Notes to Financial Statements (unaudited) (continued)

assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it received $157,674 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2018, it received $48 and $7,252 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2018, no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2018, PGIM, Inc. was compensated $575 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended August 31, 2018, were $716,222,869 and $173,447,825, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended August 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$31,815,753	$262,419,022	$201,655,264	$—	$—	$92,579,511	92,579,511	$991,150
PGIM Institutional Money Market Fund	406,298	7,078,756	6,093,986	31	149	1,391,248	1,391,109	1,691	**

	$32,222,051	$269,497,778	$207,749,250	$31	$149	$93,970,759		$992,841

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from Securities Lending net” on the Statement of Operations.

PGIM Floating Rate Income Fund	71

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2018 were as follows:

Tax Basis	$1,167,624,286

Gross Unrealized Appreciation	4,840,189
Gross Unrealized Depreciation	(9,783,681)

Net Unrealized Depreciation	$(4,943,492)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund utilized all of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2018. The Fund elected to treat post-October capital losses of approximately $182,000 as having been incurred in the following fiscal year (February 28, 2019)

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1%on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 900 million shares of common stock authorized, $0.01 par value per share, divided into five classes, designated Class A, Class C, Class R6, Class Z and Class T shares,

72

each of which consists of 150 million, 200 million, 250 million, 250 million, and 50 million shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of August 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), 570,644 Class R6 shares of the Fund. At reporting period end, eight shareholders of record held 84% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2018:
Shares sold	4,170,948	$41,296,377
Shares issued in reinvestment of dividends and distributions	211,497	2,091,396
Shares reacquired	(1,110,137)	(10,983,760)

Net increase (decrease) in shares outstanding before conversion	3,272,308	32,404,013
Shares issued upon conversion from other share class(es)	264,858	2,616,467
Shares reacquired upon conversion into other share class(es)	(235,414)	(2,326,313)

Net increase (decrease) in shares outstanding	3,301,752	$32,694,167

Year ended February 28, 2018:
Shares sold	4,084,871	$40,589,596
Shares issued in reinvestment of dividends and distributions	344,933	3,423,614
Shares reacquired	(3,405,846)	(33,792,203)

Net increase (decrease) in shares outstanding before conversion	1,023,958	10,221,007
Shares issued upon conversion from other share class(es)	204,305	2,029,308
Shares reacquired upon conversion into other share class(es)	(238,732)	(2,369,830)

Net increase (decrease) in shares outstanding	989,531	$9,880,485

Class C
Six months ended August 31, 2018:
Shares sold	1,584,859	$15,699,762
Shares issued in reinvestment of dividends and distributions	108,513	1,073,291
Shares reacquired	(651,956)	(6,452,529)

Net increase (decrease) in shares outstanding before conversion	1,041,416	10,320,524
Shares reacquired upon conversion into other share class(es)	(128,363)	(1,272,334)

Net increase (decrease) in shares outstanding	913,053	$9,048,190

Year ended February 28, 2018:
Shares sold	1,357,816	$13,488,705
Shares issued in reinvestment of dividends and distributions	208,270	2,067,539
Shares reacquired	(1,448,026)	(14,375,754)

Net increase (decrease) in shares outstanding before conversion	118,060	1,180,490
Shares reacquired upon conversion into other share class(es)	(227,760)	(2,261,714)

Net increase (decrease) in shares outstanding	(109,700)	$(1,081,224)

PGIM Floating Rate Income Fund	73

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2018:
Shares sold	57,796,834	$572,682,419
Shares issued in reinvestment of dividends and distributions	1,451,267	14,359,149
Shares reacquired	(10,283,114)	(101,829,278)

Net increase (decrease) in shares outstanding before conversion	48,964,987	485,212,290
Shares issued upon conversion from other share class(es)	355,297	3,517,025
Shares reacquired upon conversion into other share class(es)	(593,078)	(5,879,401)

Net increase (decrease) in shares outstanding	48,727,206	$482,849,914

Year ended February 28, 2018:
Shares sold	27,480,406	$273,115,497
Shares issued in reinvestment of dividends and distributions	1,835,157	18,225,757
Shares reacquired	(24,789,549)	(246,252,627)

Net increase (decrease) in shares outstanding before conversion	4,526,014	45,088,627
Shares issued upon conversion from other share class(es)	460,425	4,574,112
Shares reacquired upon conversion into other share class(es)	(1,619,869)	(16,096,682)

Net increase (decrease) in shares outstanding	3,366,570	$33,566,057

Class R6
Six months ended August 31, 2018:
Shares sold	2,568,835	$25,466,012
Shares issued in reinvestment of dividends and distributions	90,247	892,791
Shares reacquired	(1,753,515)	(17,324,713)

Net increase (decrease) in shares outstanding before conversion	905,567	9,034,090
Shares issued upon conversion from other share class(es)	337,072	3,344,556

Net increase (decrease) in shares outstanding	1,242,639	$12,378,646

Year ended February 28, 2018:
Shares sold	499,647	$4,967,138
Shares issued in reinvestment of dividends and distributions	84,740	841,617
Shares reacquired	(2,565,595)	(25,516,008)

Net increase (decrease) in shares outstanding before conversion	(1,981,208)	(19,707,253)
Shares issued upon conversion from other share class(es)	1,422,892	14,124,806

Net increase (decrease) in shares outstanding	(558,316)	$(5,582,447)

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

74

Subsequent to the reporting period end, the SCA has been renewed effective October 4, 2018 and will continue to provide a commitment of $900 million through October 3, 2019. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended August 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Floating Rate Income Fund	75

Notes to Financial Statements (unaudited) (continued)

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the

76

amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Floating Rate Income Fund	77

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.94		$9.95	$9.38	$9.94	$10.18	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.45	0.41	0.36	0.40	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.01	0.56	(0.57)	(0.22)	0.08
Total from investment operations	0.16		0.46	0.97	(0.21)	0.18	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.46)	(0.40)	(0.35)	(0.39)	(0.36)
Distributions from net realized gains	-		(0.01)	-	-	(0.03)	(0.03)
Total dividends and distributions	(0.23)		(0.47)	(0.40)	(0.35)	(0.42)	(0.39)
Net asset value, end of period	$9.87		$9.94	$9.95	$9.38	$9.94	$10.18
Total Return(b):	1.59%		4.70%	10.46%	(2.24)%	1.80%	4.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$111,541		$79,462	$69,733	$47,683	$23,158	$34,211
Average net assets (000)	$94,617		$75,379	$58,748	$40,785	$28,113	$31,911
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.95%	(e)	0.95%	1.00%	1.05%	1.10%	1.20%
Expenses before waivers and/or expense reimbursement	1.06%	(e)	1.09% (f)	1.14%	1.34%	1.60%	1.60%
Net investment income (loss)	4.54%	(e)	4.53%	4.16%	3.65%	3.89%	3.65%
Portfolio turnover rate(g)	21%	(h)	94%	67%	55%	64%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.

(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

78

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.94		$9.95	$9.38	$9.95	$10.19	$10.13
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.38	0.33	0.28	0.32	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		- (b)	0.57	(0.58)	(0.22)	0.08
Total from investment operations	0.12		0.38	0.90	(0.30)	0.10	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.33)	(0.27)	(0.31)	(0.28)
Distributions from net realized gains	-		(0.01)	-	-	(0.03)	(0.03)
Total dividends and distributions	(0.19)		(0.39)	(0.33)	(0.27)	(0.34)	(0.31)
Net asset value, end of period	$9.87		$9.94	$9.95	$9.38	$9.95	$10.19
Total Return(c):	1.20%		3.92%	9.64%	(3.07)%	1.04%	3.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,591		$52,919	$54,092	$35,027	$28,408	$32,149
Average net assets (000)	$57,896		$54,061	$39,905	$33,571	$31,363	$21,337
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.70%	(e)	1.70%	1.75%	1.80%	1.85%	1.95%
Expenses before waivers and/or expense reimbursement	1.82%	(e)	1.84% (f)	1.89%	2.11%	2.30%	2.35%
Net investment income (loss)	3.78%	(e)	3.79%	3.41%	2.88%	3.15%	2.91%
Portfolio turnover rate(g)	21%	(h)	94%	67%	55%	64%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	79

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2018(a)		2018(a)	2017(a)	2016(a)	2015	2014
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.94		$9.96	$9.39	$9.95	$10.19	$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.48	0.43	0.38	0.42	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.01)	0.57	(0.57)	(0.22)	0.06
Total from investment operations	0.18		0.47	1.00	(0.19)	0.20	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.48)	(0.43)	(0.37)	(0.41)	(0.38)
Distributions from net realized gains	-		(0.01)	-	-	(0.03)	(0.03)
Total dividends and distributions	(0.24)		(0.49)	(0.43)	(0.37)	(0.44)	(0.41)
Net asset value, end of period	$9.88		$9.94	$9.96	$9.39	$9.95	$10.19
Total Return(b):	1.82%		4.86%	10.76%	(1.98)%	2.05%	4.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$879,048		$400,179	$367,286	$135,575	$57,729	$47,082
Average net assets (000)	$627,231		$390,617	$224,436	$115,125	$52,159	$44,076
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	(d)	0.70%	0.75%	0.80%	0.85%	0.95%
Expenses before waivers and/or expense reimbursement	0.79%	(d)	0.84% (e)	0.89%	1.09%	1.30%	1.31%
Net investment income (loss)	4.80%	(d)	4.79%	4.42%	3.88%	4.16%	3.85%
Portfolio turnover rate(f)	21%	(g)	94%	67%	55%	64%	82%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

80

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28,		April 27, 2015(a) through February 29,
	2018		2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.94		$9.96	$9.39	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.48	0.45	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		- (c)	0.55	(0.65)
Total from investment operations	0.18		0.48	1.00	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.49)	(0.43)	(0.31)
Distributions from net realized gains	-		(0.01)	-	-
Total dividends and distributions	(0.24)		(0.50)	(0.43)	(0.31)
Net asset value, end of period	$9.88		$9.94	$9.96	$9.39
Total Return(d):	1.85%		4.91%	10.79%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,562		$26,457	$32,058	$10
Average net assets (000)	$40,380		$16,803	$5,484	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65%	(f)	0.65%	0.67%	0.80%	(f)
Expenses before waivers and/or expense reimbursement	0.75%	(f)	0.75% (g)	0.82%	0.99%	(f)
Net investment income (loss)	4.84%	(f)	4.83%	4.60%	3.87%	(f)
Portfolio turnover rate(h)	21%	(i)	94%	67%	55%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective January 1, 2018, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	81

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance

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reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments may also have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the

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Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2019.

•

The Board noted information provided by PGIM Investments indicating that if the Fund’s expense cap, which was implemented on October 1, 2016, had been in effect for the full fiscal year, the Fund’s net total expenses would have ranked in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX
CUSIP	74439V602	74439V701	74439V800	74439V883

* Formerly known as Class Q shares.

MF211E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 16, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	October 16, 2018